     As filed with the Securities and Exchange Commission on November 1, 1995


                                                               FILE NO. 33-23166
                                                                        811-5624

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A
                      REGISTRATION STATEMENT (NO. 33-23166)
                                      UNDER
                           THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 27

                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 28

                                 --------------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

             1221 Avenue of the Americas, New York, New York  10020
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (800) 548-7786

                         Harold J. Schaaff, Jr., Esquire
                      Morgan Stanley Asset Management Inc.
             1221 Avenue of the Americas, New York, New York  10020
                     (Name and Address of Agent for Service)

                                 --------------

                                   COPIES TO:
        Warren J. Olsen, Esquire                Richard W. Grant, Esquire
  Morgan Stanley Asset Management Inc.           Morgan, Lewis & Bockius LLP
       1221 Avenue of the Americas                2000 One Logan Square
           New York, NY 10020                     Philadelphia, PA 19103

                                 --------------

                 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                     (CHECK APPROPRIATE BOX)
                 / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
                 / /  ON ________________  PURSUANT TO PARAGRAPH (b)
                 /X/  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)
                 / /  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)
                 / /  ON ________________  PURSUANT TO PARAGRAPH (a) OF RULE 485

                               ------------------

     Registrant has elected to register an indefinite number of shares pursuant to Regulation 24f-2 under the Investment Company Act of 1940, as amended. Registrant filed its Rule 24f-2 notice for the period ended December 31, 1994 on February 21, 1995.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                              CROSS REFERENCE SHEET

PART A - INFORMATION REQUIRED IN A PROSPECTUS



               LOCATION IN PROSPECTUS FOR THE FIXED INCOME, GLOBAL FIXED INCOME,
 FORM N-1A     MUNICIPAL BOND, MORTGAGE-BACKED SECURITIES, HIGH YIELD,
ITEM NUMBER    MONEY MARKET AND MUNICIPAL MONEY MARKET PORTFOLIOS
-----------    ---------------------------------------------------------------

Item 1.        Cover Page -- Cover Page

Item 2.        Synopsis -- Fund Expenses (Estimated for Municipal Bond, Real Yield and
               Mortgage-Backed Securities Portfolios)

Item 3.        Condensed Financial Information -- Financial Highlights (for the Fixed
               Income, Global Fixed Income, Municipal Bond, High Yield, Money Market
               and Municipal Money Market Portfolios only); Performance Information

Item 4.        General Description of Registrant -- Prospectus Summary; Investment
               Objective and Policies; Additional Investment Information; Investment
               Limitations; General Information

Item 5.        Management of the Fund -- Prospectus Summary; Management of the Fund;
               Portfolio Transactions

Item 5A.       Management's Discussion of Fund Performance**

Item 6.        Capital Stock and Other Securities -- Purchase of Shares; Redemption
               of Shares; Shareholder Services; Valuation of Shares; Dividends and
               Capital Gains Distributions; Taxes; General Information

Item 7.        Purchase of Securities Being Offered -- Prospectus Summary; Cover
               Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8.        Redemption or Repurchase -- Prospectus Summary; Redemption of Shares;
               Shareholder Services


Item 9.        Pending Legal Proceedings -- *



 FORM N-1A     LOCATION IN PROSPECTUS FOR THE SMALL CAP VALUE EQUITY, VALUE
ITEM NUMBER    EQUITY AND BALANCED PORTFOLIOS
-----------    ---------------------------------------------------------------
Item 1.        Cover Page -- Cover Page

Item 2.        Synopsis -- Fund Expenses

Item 3.        Condensed Financial Information -- Financial Highlights; Performance
               Information

Item 4.        General Description of Registrant -- Prospectus Summary; Investment
               Objective and Policies; Additional Investment Information; Investment
               Limitations; General Information

Item 5.        Management of the Fund -- Prospectus Summary; Management of the Fund;
               Portfolio Transactions

Item 5A.       Management's Discussion of Fund Performance**

Item 6.        Capital Stock and Other Securities -- Purchase of Shares; Redemption
               of Shares; Shareholder Services; Valuation of Shares; Dividends and
               Capital Gains Distributions; Taxes; General Information

Item 7.        Purchase of Securities Being Offered -- Prospectus Summary; Cover
               Page; Purchase of Shares; Shareholder Services; Valuation of Shares

Item 8.        Redemption or Repurchase -- Prospectus Summary; Redemption of Shares;
               Shareholder Services

Item 9.        Pending Legal Proceedings -- *

_______________________

*    Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1994 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1994: Municipal Bond, Mortgage-Backed
     Securities, Latin American, China Growth, U.S. Real Estate, MicroCap and
     Aggressive Equity Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.



 FORM N-1A     LOCATION IN PROSPECTUS FOR THE ACTIVE COUNTRY ALLOCATION
ITEM NUMBER    PORTFOLIO
-----------    --------------------------------------------------------
Item 1.        Cover Page -- Cover Page

Item 2.        Synopsis -- Fund Expenses

Item 3.        Condensed Financial Information -- Financial Highlights;
               Performance Information

Item 4.        General Description of Registrant -- Prospectus Summary;
               Investment Objective and Policies; Additional Investment
               Information; Investment Limitations; General Information

Item 5.        Management of the Fund -- Prospectus Summary; Management of the
               Fund; Portfolio Transactions

Item 5A.       Management's Discussion of Fund Performance**

Item 6.        Capital Stock and Other Securities -- Purchase of Shares;
               Redemption of Shares; Shareholder Services; Valuation of Shares;
               Dividends and Capital Gains Distributions; Taxes; General
               Information

Item 7.        Purchase of Securities Being Offered -- Prospectus Summary; Cover
               Page; Purchase of Shares; Shareholder Services; Valuation of
               Shares

Item 8.        Redemption or Repurchase -- Prospectus Summary; Redemption of
               Shares; Shareholder Services

Item 9.        Pending Legal Proceedings -- *



 FORM N-1A
ITEM NUMBER    LOCATION IN PROSPECTUS FOR GOLD PORTFOLIO
-----------    -----------------------------------------
Item 1.        Cover Page -- Cover Page

Item 2.        Synopsis -- Fund Expenses

Item 3.        Condensed Financial Information -- Financial Highlights;
               Performance Information

Item 4.        General Description of Registrant -- Prospectus Summary;
               Investment Objective and Policies; Additional Investment
               Information; Investment Limitations; General Information

Item 5.        Management of the Fund -- Prospectus Summary; Management of the
               Fund; Portfolio Transactions

Item 5A.       Management's Discussion of Fund Performance**

Item 6.        Capital Stock and Other Securities -- Purchase of Shares;
               Redemption of Shares; Shareholder Services; Valuation of Shares;
               Dividends and Capital Gains Distributions; Taxes; General
               Information

Item 7.        Purchase of Securities Being Offered -- Prospectus Summary; Cover
               Page; Purchase of Shares; Shareholder Services; Valuation of
               Shares

Item 8.        Redemption or Repurchase -- Prospectus Summary; Redemption of
               Shares; Shareholder Services

Item 9.        Pending Legal Proceedings -- *



_______________________

*    Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1994 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1994: Municipal Bond, Mortgage-Backed
     Securities, Latin American, China Growth, U.S. Real Estate,
     MicroCap and Aggressive Equity Portfolios.  Information required by Item
     5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.




               LOCATION IN PROSPECTUS FOR THE GLOBAL EQUITY, INTERNATIONAL
 FORM N-1A     EQUITY, INTERNATIONAL SMALL CAP, ASIAN EQUITY, EUROPEAN EQUITY,
ITEM NUMBER    JAPANESE EQUITY AND LATIN AMERICAN PORTFOLIOS
-----------    ---------------------------------------------------------------
Item 1.        Cover Page -- Cover Page

Item 2.        Synopsis -- Fund Expenses (Estimated for the Latin American
               Portfolio)

Item 3.        Condensed Financial Information -- Financial Highlights (for the
               Global Equity, International Equity, Asian Equity, International
               Small Cap, European Equity, Japanese Equity and Latin American
               Portfolios only); Performance Information

Item 4.        General Description of Registrant -- Prospectus Summary;
               Investment Objective and Policies; Additional Investment
               Information; Investment Limitations; General Information

Item 5.        Management of the Fund -- Prospectus Summary; Management of the
               Fund; Portfolio Transactions

Item 5A.       Management's Discussion of Fund Performance**

Item 6.        Capital Stock and Other Securities -- Purchase of Shares;
               Redemption of Shares; Shareholder Services; Valuation of Shares;
               Dividends and Capital Gains Distributions; Taxes; General
               Information

Item 7.        Purchase of Securities Being Offered -- Prospectus Summary; Cover
               Page; Purchase of Shares; Shareholder Services; Valuation of
               Shares

Item 8.        Redemption or Repurchase -- Prospectus Summary; Redemption of
               Shares; Shareholder Services

Item 9.        Pending Legal Proceedings -- *



 FORM N-1A     LOCATION IN PROSPECTUS FOR THE EMERGING MARKETS AND EMERGING
ITEM NUMBER    MARKETS DEBT PORTFOLIOS
-----------    ------------------------------------------------------------
Item 1.        Cover Page -- Cover Page

Item 2.        Synopsis -- Fund Expenses

Item 3.        Condensed Financial Information -- Financial Highlights;
               Performance Information for the Emerging Markets and Emerging
               Markets Debt Portfolios

Item 4.        General Description of Registrant -- Prospectus Summary;
               Investment Objective and Policies; Additional Investment
               Information; Investment Limitations; General Information

Item 5.        Management of the Fund -- Prospectus Summary; Management of the
               Fund; Portfolio Transactions

Item 5A.       Management's Discussion of Fund Performance**

Item 6.        Capital Stock and Other Securities -- Purchase of Shares;
               Redemption of Shares; Shareholder Services; Valuation of Shares;
               Dividends and Capital Gains Distributions; Taxes; General
               Information

Item 7.        Purchase of Securities Being Offered -- Prospectus Summary; Cover
               Page; Purchase of Shares; Shareholder Services; Valuation of
               Shares

Item 8.        Redemption or Repurchase -- Prospectus Summary; Redemption of
               Shares; Shareholder Services

Item 9.        Pending Legal Proceedings -- *


______________________

*    Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1994 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1994: Municipal Bond, Mortgage-Backed
     Securities, Latin American, China Growth, U.S. Real Estate,
     MicroCap and Aggressive Equity Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.



 FORM N-1A
ITEM NUMBER    LOCATION IN PROSPECTUS FOR THE CHINA GROWTH PORTFOLIO
-----------    ----------------------------------------------------
Item 1.        Cover Page -- Cover Page

Item 2.        Synopsis -- Fund Expenses (Estimated)

Item 3.        Condensed Financial Information -- Performance Information

Item 4.        General Description of Registrant -- Prospectus Summary;
               Investment Objective and Policies; Additional Investment
               Information; Investment Limitations; General Information

Item 5.        Management of the Fund -- Prospectus Summary; Management of the
               Fund; Portfolio Transactions

Item 5A.       Management's Discussion of Fund Performance**

Item 6.        Capital Stock and Other Securities -- Purchase of Shares;
               Redemption of Shares; Shareholder Services; Valuation of Shares;
               Dividends and Capital Gains Distributions; Taxes; General
               Information

Item 7.        Purchase of Securities Being Offered -- Prospectus Summary; Cover
               Page; Purchase of Shares; Shareholder Services; Valuation of
               Shares

Item 8.        Redemption or Repurchase -- Prospectus Summary; Redemption of
               Shares; Shareholder Services

Item 9.        Pending Legal Proceedings -- *




 FORM N-1A     LOCATION IN PROSPECTUS FOR THE EQUITY GROWTH, EMERGING GROWTH,
ITEM NUMBER    MICROCAP AND AGGRESSIVE EQUITY PORTFOLIOS
-----------    --------------------------------------------------------------

Item 1.        Cover Page -- Cover Page

Item 2.        Synopsis -- Fund Expenses (Estimated for the MicroCap and
               Aggressive Equity Portfolios)

Item 3.        Condensed Financial Information -- Financial Highlights (for the
               Equity Growth, Emerging Growth and Aggressive Equity Portfolios
               only); Performance Information

Item 4.        General Description of Registrant -- Prospectus Summary;
               Investment Objective and Policies; Additional Investment
               Information; Investment Limitations; General Information

Item 5.        Management of the Fund -- Prospectus Summary; Management of the
               Fund; Portfolio Transactions

Item 5A.       Management's Discussion of Fund Performance**

Item 6.        Capital Stock and Other Securities -- Purchase of Shares;
               Redemption of Shares; Shareholder Services; Valuation of Shares;
               Dividends and Capital Gains Distributions; Taxes; General
               Information

Item 7.        Purchase of Securities Being Offered -- Prospectus Summary; Cover
               Page; Purchase of Shares; Shareholder Services; Valuation of
               Shares

Item 8.        Redemption or Repurchase -- Prospectus Summary; Redemption of
               Shares; Shareholder Services

Item 9.        Pending Legal Proceedings -- *


_______________________

*    Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1994 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1994: Municipal Bond, Mortgage-Backed
     Securities, Latin American, China Growth, U.S. Real Estate,
     MicroCap and Aggressive Equity Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.



 FORM N-1A     LOCATION IN PROSPECTUS FOR THE EQUITY GROWTH, EMERGING GROWTH
ITEM NUMBER    AND AGGRESSIVE EQUITY PORTFOLIOS
-----------    --------------------------------------------------------------
Item 1.        Cover Page -- Cover Page

Item 2.        Synopsis -- Fund Expenses (Estimated for the MicroCap and
               Aggressive Equity Portfolios)

Item 3.        Condensed Financial Information -- Financial Highlights (for the
               Equity Growth, Emerging Growth and Aggressive Equity Portfolios
               only); Performance Information

Item 4.        General Description of Registrant -- Prospectus Summary;
               Investment Objective and Policies; Additional Investment
               Information; Investment Limitations; General Information

Item 5.        Management of the Fund -- Prospectus Summary; Management of the
               Fund; Portfolio Transactions

Item 5A.       Management's Discussion of Fund Performance**

Item 6.        Capital Stock and Other Securities -- Purchase of Shares;
               Redemption of Shares; Shareholder Services; Valuation of Shares;
               Dividends and Capital Gains Distributions; Taxes; General
               Information

Item 7.        Purchase of Securities Being Offered -- Prospectus Summary; Cover
               Page; Purchase of Shares; Shareholder Services; Valuation of
               Shares

Item 8.        Redemption or Repurchase -- Prospectus Summary; Redemption of
               Shares; Shareholder Services

Item 9.        Pending Legal Proceedings -- *




 FORM N-1A
ITEM NUMBER    LOCATION IN PROSPECTUS FOR THE U.S. REAL ESTATE PORTFOLIO
-----------    ---------------------------------------------------------
Item 1.        Cover Page -- Cover Page

Item 2.        Synopsis -- Fund Expenses (Estimated)

Item 3.        Condensed Financial Information -- Financial Highlights;
               Performance Information

Item 4.        General Description of Registrant -- Prospectus Summary;
               Investment Objective and Policies; Additional Investment
               Information; Investment Limitations; General Information

Item 5.        Management of the Fund -- Prospectus Summary; Management of the
               Fund; Portfolio Transactions

Item 5A.       Management's Discussion of Fund Performance**

Item 6.        Capital Stock and Other Securities -- Purchase of Shares;
               Redemption of Shares; Shareholder Services; Valuation of Shares;
               Dividends and Capital Gains Distributions; Taxes; General
               Information

Item 7.        Purchase of Securities Being Offered -- Prospectus Summary; Cover
               Page; Purchase of Shares; Shareholder Services; Valuation of
               Shares

Item 8.        Redemption or Repurchase -- Prospectus Summary; Redemption of
               Shares; Shareholder Services

Item 9.        Pending Legal Proceedings -- *


_______________________

*    Omitted since the answer is negative or the Item is not applicable.
** Information required by Item 5A is contained in the 1994 Annual Report to Shareholders, except for the following portfolios which were not in operation at December 31, 1994: Municipal Bond, Mortgage-Backed
     Securities, Latin American, China Growth, U.S. Real Estate,
     MicroCap and Aggressive Equity Portfolios. Information required by Item 5A for the aforementioned portfolios will be contained in the next Report to Shareholders following commencement of operations.


PART B - INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION



 FORM N-1A
ITEM NUMBER    LOCATION IN STATEMENT OF ADDITIONAL INFORMATION FOR THE FIXED
               INCOME, GLOBAL FIXED INCOME, MUNICIPAL BOND, MORTGAGE-BACKED
               SECURITIES, HIGH YIELD, MONEY MARKET, MUNICIPAL MONEY MARKET,
               SMALL CAP VALUE EQUITY, VALUE EQUITY, BALANCED, GOLD, GLOBAL
               EQUITY, INTERNATIONAL EQUITY, INTERNATIONAL SMALL CAP, ASIAN
               EQUITY, EUROPEAN EQUITY, JAPANESE EQUITY, LATIN AMERICAN,
               EMERGING MARKETS, EMERGING MARKET DEBT, CHINA GROWTH, EQUITY
               GROWTH, EMERGING GROWTH, MICROCAP, AGGRESSIVE EQUITY AND U.S.
               REAL ESTATE PORTFOLIOS.
-----------    -------------------------------------------------------------

Item 10.       Cover Page -- Cover Page

Item 11.       Table of Contents -- Cover Page

Item 12.       General Information and History -- *

Item 13.       Investment Objective and Policies -- Investment Objectives and
               Policies; Investment Limitations

Item 14.       Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16.       Investment Advisory and Other Services -- Management of the Fund

Item 17.       Brokerage Allocation -- *

Item 18.       Capital Stock and Other Securities -- General Information

Item 19.       Purchase, Redemption and Pricing of Securities Being Offered --
               Purchase of Shares; Redemption of Shares; Net Asset Value;
               General Information

Item 20.       Tax Status -- Federal Tax Treatment of Forward Currency and
               Futures Contracts

Item 21.       Underwriters -- *

Item 22.       Calculation of Performance Data -- Performance Information

Item 23.       Financial Statements -- Financial Statements




 FORM N-1A
ITEM NUMBER    LOCATION IN STATEMENT OF ADDITIONAL INFORMATION FOR THE FIXED
               INCOME, GLOBAL FIXED INCOME, MUNICIPAL BOND, MORTGAGE-BACKED
               SECURITIES, HIGH YIELD, MONEY MARKET, MUNICIPAL MONEY MARKET,
               SMALL CAP VALUE EQUITY, VALUE EQUITY, BALANCED, GOLD, GLOBAL
               EQUITY, INTERNATIONAL EQUITY, INTERNATIONAL SMALL CAP, ASIAN
               EQUITY, EUROPEAN EQUITY, JAPANESE EQUITY, LATIN AMERICAN,
               EMERGING MARKETS, EMERGING MARKET DEBT, CHINA GROWTH, EQUITY
               GROWTH, EMERGING GROWTH, AGGRESSIVE EQUITY AND U.S.
               REAL ESTATE PORTFOLIOS.
-----------    -------------------------------------------------------------

Item 10.       Cover Page -- Cover Page

Item 11.       Table of Contents -- Cover Page

Item 12.       General Information and History -- *

Item 13.       Investment Objective and Policies -- Investment Objectives and
               Policies; Investment Limitations

Item 14.       Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16.       Investment Advisory and Other Services -- Management of the Fund

Item 17.       Brokerage Allocation -- *

Item 18.       Capital Stock and Other Securities -- General Information

Item 19.       Purchase, Redemption and Pricing of Securities Being Offered --
               Purchase of Shares; Redemption of Shares; Net Asset Value;
               General Information

Item 20.       Tax Status -- Federal Tax Treatment of Forward Currency and
               Futures Contracts

Item 21.       Underwriters -- *

Item 22.       Calculation of Performance Data -- Performance Information

Item 23.       Financial Statements -- Financial Statements

_______________________

*    Omitted since the answer is negative or the Item is not applicable.



 FORM N-1A     LOCATION IN STATEMENT OF ADDITIONAL INFORMATION FOR THE ACTIVE
ITEM NUMBER    COUNTRY ALLOCATION PORTFOLIO
-----------    --------------------------------------------------------------
Item 10.       Cover Page -- Cover Page

Item 11.       Table of Contents -- Cover Page

Item 12.       General Information and History -- *

Item 13.       Investment Objective and Policies -- Investment Objectives and
               Policies; Investment Limitations

Item 14.       Management of the Fund -- Management of the Fund

Item 15. Control Persons and Principal Holders of Securities -- Management of the Fund; General Information

Item 16.       Investment Advisory and Other Services -- Management of the Fund

Item 17.       Brokerage Allocation -- *


Item 18.       Capital Stock and Other Securities -- General Information

Item 19.       Purchase, Redemption and Pricing of Securities Being Offered --
               Purchase of Shares; Redemption of Shares; Net Asset Value;
               General Information

Item 20.       Tax Status -- Federal Tax Treatment of Forward Currency and
               Futures Contracts

Item 21.       Underwriters -- *

Item 22.       Calculation of Performance Data -- Performance Information

Item 23.       Financial Statements -- Financial Statements

_______________________

*    Omitted since the answer is negative or the Item is not applicable.




PART C - OTHER INFORMATION

     Part C contains the information required by the items contained therein under the items set forth in the form.

     The Prospectus for the Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market and Municipal Money Market Portfolios, included as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on March 1, 1995 and in final via EDGAR pursuant to Rule 497(e) on June 30, 1995, and supplemented pursuant to Rule 497(e) on September 6, 1995 and pursuant to Rule 497(c) on October 20, 1995, is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Small Cap Value Equity, Value Equity and Balanced Portfolios, included as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on
March 1, 1995 and in final form, and supplemented pursuant to Rule 497(e) on September 6, 1995, is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Gold Portfolio, included as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on March 1, 1995 and in final form via EDGAR pursuant to Rule 497(e) on June 30, 1995, and supplemented pursuant to Rule 497(e) on September 6, 1995, is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity and Latin American Portfolios, included as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund,
Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on March 1, 1995 and in final form via EDGAR pursuant to Rule 497(e) on June 30, 1995, and supplemented pursuant to Rule 497(e) on September 6, 1995 and pursuant to Rule 497(c) on October 20, 1995, is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Emerging Markets and Emerging Markets Debt Portfolios, included as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on
March 1, 1995 and in final form via EDGAR pursuant to Rule 497(e) on June 30, 1995, and supplemented pursuant to Rule 497(e) on September 6, 1995, is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the China Growth Portfolio, included as part of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission via EDGAR on August 1, 1995, is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Equity Growth, Emerging Growth and Aggressive Equity Portfolios, included as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on March 1, 1995 and in final form under Rule 497(c) on October 20, 1995, is hereby incorporated by reference as if set forth in full herein.

     The Prospectus for the Equity Growth, Emerging Growth, MicroCap and Aggressive Equity Portfolios, included as part of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission via EDGAR on October 13, 1995, is hereby incorporated by referenceas if set forth in full herein.

     The Prospectus for the U.S. Real Estate Portfolio, included as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of Morgan Stanley Institutional Fund, Inc. (File No. 33-23166) filed with the Securities and Exchange Commission on March 1, 1995 and in final form via EDGAR pursuant to Rule 497(e) on June 30,1995, and supplemented pursuant to Rule 497(e) on September 6, 1995 and pursuant to Rule 497(c) on October 20, 1995, is hereby incorporated by reference as if set forth in full herein.

                               P R O S P E C T U S
--------------------------------------------------------------------------------




                                 ACTIVE COUNTRY
                              ALLOCATION PORTFOLIO

                               A PORTFOLIO OF THE
                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                 P.O. BOX 2798, BOSTON, MASSACHUSETTS 02208-2798
                       FOR INFORMATION CALL 1-800-548-7786

                               __________________



     Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company, or mutual fund, which offers redeemable shares in a series of diversified and non-diversified investment portfolios ("portfolios"). The Fund currently consists of twenty-seven portfolios representing a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. This prospectus (the "Prospectus") pertains to the Class A and Class B shares of the Active Country Allocation Portfolio (the "Portfolio"). The Portfolio redesignated its single class of shares as the Class A shares on _____________, 1995 and began offering a second class of shares designated as the Class B shares on _____________, 1995. The Class A and Class B shares currently offered by the Portfolio have different minimum investment requirements and fund expenses. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of one of the portfolios).


     The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in common stocks of non-U.S. issuers which, in the aggregate, replicate broad country indices.

     The Fund is designed to meet the investment needs of discerning investors who place a premium on quality and personal service. With Morgan Stanley Asset Management Inc. as Adviser and Administrator (the "Adviser" and the "Administrator"), and with Morgan Stanley & Co. Incorporated ("Morgan Stanley") as Distributor, the Fund makes available to institutional and high net worth individual investors a series of portfolios which benefit from the investment expertise and commitment to excellence associated with Morgan Stanley and its affiliates.


     This Prospectus is designed to set forth concisely the information about the Fund that a prospective investor should know before investing and it should be retained for future reference. The Fund offers additional portfolios which are described in other prospectuses and under the Prospectus Summary Section herein. The Fund currently offers the following portfolios:
(i) GLOBAL AND INTERNATIONAL EQUITY -- Active Country Allocation, Asian
Equity, China Growth, Emerging Markets, European Equity, Global Equity, Gold, International Equity, International Small Cap, Japanese Equity and Latin American Portfolios; (ii) U.S. EQUITY -- Aggressive Equity, Emerging Growth, Equity Growth, MicroCap, Small Cap Value Equity, U.S. Real Estate and Value Equity Portfolios; (iii) BALANCED -- Balanced Portfolio; (iv) FIXED INCOME -- Emerging Markets Debt, Fixed Income, Global Fixed Income, High Yield, Mortgage-Backed Securities and Municipal Bond Portfolios; and (v) MONEY
MARKET -- Money Market and Municipal Money Market Portfolios. Additional information about the Fund is contained in a "Statement of Additional Information," dated ________, 1995, which is incorporated herein by reference. The Statement of Additional Information and the prospectuses pertaining to the other portfolios of the Fund are available upon request and without charge by writing or calling the Fund at the address and telephone number set forth above.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                 THE DATE OF THIS PROSPECTUS IS _________, 1995.

                                  FUND EXPENSES

     The following table illustrates all expenses and fees that a shareholder of the Active Country Allocation Portfolio will incur:



SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
Maximum Sales Load Imposed on Reinvested Dividends
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
Deferred Sales Load
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
Redemption Fees
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
Exchange Fees
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   None

 ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Investment Advisory Fee (Net of Fee Waiver)*
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.45%
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.45%
Administrative & Shareholder Account Costs
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.15%
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.15%
12b-1 Fees
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     None
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.25%
Custody Fees
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.09%
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.09%
Other Expenses
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.11%
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.11%
                                                                      -------
     Total Operating Expenses (Net of Fee Waivers)*
 Class A  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.80%
 Class B  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1.05%
                                                                      -------
                                                                      -------

_______

* The Adviser has agreed to waive its advisory fees and/or to reimburse the Portfolio, if necessary, if such fees would cause the Portfolio's total annual operating expenses, as a percentage of average daily net assets, to exceed the percentages set forth in the table above. Absent the fee waiver, the investment advisory fee would be 0.65%. Absent the fee waiver and/or expense reimbursement, the Portfolio's total operating expenses would be 1.00% of the average daily net assets of the Class A shares and 1.25% of the average daily net assets of the Class B shares. As a result of this reduction, the Investment Advisory Fee stated above is lower than the contractual fee stated under "Management of the Fund." The Adviser reserves the right to terminate any of its fee waivers and/or expense reimbursements at any time in its sole discretion. For further information on Fund expenses, see "Management of the Fund."


     The purpose of the table above is to assist the investor in understanding the various expenses that an investor in the Portfolio will bear directly or indirectly. The Class A expenses and fees for the Portfolio are based on actual figures for the fiscal year ended December 31, 1994. The Class B expenses and fees for the Portfolio are based on estimates, assuming that the average daily net assets of the Class B shares will be $50,000. "Other Expenses" include Board of Directors' fees and expenses, amortization of organizational costs, filing fees, professional fees and costs for shareholder reports. Due to the continuous nature of Rule 12b-1 fees, long term Class B shareholders may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD").


     The following example illustrates the expenses that you would pay on a $1,000 investment assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. As noted in the table above, the Fund charges no redemption fees of any kind. The following example is based on the total operating expenses of the Portfolio after fee waivers.


                                             1 YEAR  3 YEARS  5 YEARS  10 YEARS
                                             ------  -------  -------  --------
 Active Country Allocation Portfolio
  Class A  . . . . . . . . . . . . . . . .    $ 8      $26      $44      $ 99
  Class B  . . . . . . . . . . . . . . . .    $11      $33      $58      $128


     THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

     The Fund intends to comply with all state laws that restrict investment company expenses. Currently, the most restrictive state law requires that the aggregate annual expenses of an investment company shall not exceed two and one-half percent (2 1/2%) of the first $30 million of average net assets, two percent (2%) of the next $70 million of average net assets, and one and one-half percent (1 1/2%) of the remaining net assets of such investment company.

     The Adviser has agreed to a reduction in the amounts payable to it, and to reimburse the Portfolio, if necessary, if in any fiscal year the sum of the Portfolio's expenses exceeds the limit set by applicable state law.

                              FINANCIAL HIGHLIGHTS

     The following table provides financial highlights for the Class A shares for each of the periods presented. The new Class B shares were not being offered as of June 30, 1995. The audited financial highlights for the Class A shares for the fiscal year ended December 31, 1994 and the unaudited financial highlights for the Class A shares for the six months ended June 30, 1995 are part of the Fund's financial statements which appear in the Fund's December 31, 1994 Annual Report to Shareholders and June 30, 1995 Semi-Annual Report to Shareholders, respectively, and which are included in the Fund's Statement of Additional Information. The Portfolios' financial highlights for each of the periods presented, except for the six months ended June 30, 1995, have been audited by Price Waterhouse LLP, whose unqualified report thereon is also included in the Statement of Additional Information. The Portfolio's financial highlights for the six months ended June 30, 1995 are unaudited. Additional performance information is included in the Annual Report. The Annual Report, Semi-Annual Report and the financial statements therein, along with the Statement of Additional Information, are available at no cost from the Fund at the address and telephone number noted on the cover page of this Prospectus. Subsequent to October 31, 1992 (the Fund's prior fiscal year end) the Fund changed its fiscal year end to December 31. The following information should be read in conjunction with the financial statements and notes thereto.

                                   ACTIVE COUNTRY ALLOCATION PORTFOLIO



                                      JANUARY 17,                                                                  SIX MONTHS ENDED
                                       1992* TO       TWO MONTHS ENDED       YEAR ENDED           YEAR ENDED        JUNE 30, 1995
                                   OCTOBER 31, 1992   DECEMBER 31, 1992   DECEMBER 31, 1993    DECEMBER 31, 1994      (Unaudited)
                                   ----------------   -----------------   -----------------    -----------------   ----------------

 Net Asset Value, Beginning of
 Period  . . . . . . . . . . . . .         $10.00              $9.37               $9.59               $12.21              $11.65
                                           ------              -----              ------               ------              ------
 INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (1)  . . .           0.11               0.02                0.13                 0.19                0.12
  Net Realized and Unrealized
    Gain/(Loss) on Investments . .          (0.74)              0.20                2.75                (0.25)              (0.33)
                                           ------              -----              ------               ------              ------
    Total from Investment
      Operations   . . . . . . . .          (0.63)              0.22                2.88                (0.06)              (0.21)
                                           ------              -----              ------               ------              ------
 DISTRIBUTIONS
  Net Investment Income  . . . . .            --                 --                (0.09)               (0.14)                 --
  In Excess of Net Investment
    Income . . . . . . . . . . . .            --                 --                (0.08)                 --                   --
  Net Realized Gain  . . . . . . .            --                 --                  --                 (0.36)              (0.44)
  In Excess of Net Realized Gain .            --                 --                (0.09)                 --                   --
                                            ------              -----              ------               ------             ------
    Total Distributions  . . . . .            --                 --                (0.26)               (0.50)              (0.44)
                                            ------              -----              ------               ------             ------
 NET ASSET VALUE, END OF PERIOD  .         $ 9.37              $9.59              $12.21               $11.65              $11.00
                                            ------              -----              ------               ------             ------
                                            ------              -----              ------               ------             ------



TOTAL RETURN  . . . . . . . . . . . . .        (6.30)%             2.35%              30.72%              (0.52)%         (1.81)%
                                               ------              -----              ------              ------          ------
                                               ------              -----              ------              ------          ------

 RATIOS AND SUPPLEMENTAL DATA:
 Net Assets, End of Period
  (Thousands) . . . . . . . . . . . . .       $47,534             $50,234             $150,854            $182,977     $152,247


 Ratio of Expenses to Average Net
  Assets (1)(2) . . . . . . . . . . . .         0.88%**            0.80%**              0.80%               0.80%          0.80%

 Ratio of Net Investment Income to
  Average Net Assets (1)(2) . . . . . .         2.32%**            1.22%**              1.29%               1.43%          1.83%**
 Portfolio Turnover Rate . . . . . .  .           62%                 2%                  53%                 51%            37%

____________

(1)  Effect of voluntary expense limitation during the period:
         Per share benefit
           to net investment
           income                               $0.03              $0.01               $0.05               $0.03          $0.02
         Ratios before expense
           limitation:
             Expenses to Average Net
               Assets                           1.58%**             1.70%**             1.33%               1.00%          1.17%
             Net Investment Income to
               Average Net Assets               1.62%**             0.32%**             0.76%               1.23%          1.46%

(2)  Under the terms of an Investment Advisory Agreement, the Adviser is entitled to receive an investment advisory fee calculated at an annual rate of 0.65% of the average daily net assets of the Portfolio. The Adviser has agreed to waive a portion of this fee and/or reimburse expenses of the Portfolio to the extent that the total operating expenses of the Portfolio exceed 0.80% of the average daily net assets of the Class A shares and 1.05% of the average daily net assets of the Class B shares. In the period ended October 31, 1992, the two months ended December 31, 1992, the years ended December 31, 1993 and 1994, and the six months ended June 30, 1995, the Adviser waived advisory fees and/or reimbursed expenses totalling $164,000, $72,000, $552,000,
     $367,000 and $306,000 respectively, for the Portfolio.

*    Commencement of Operations.

**   Annualized.


                               PROSPECTUS SUMMARY

THE FUND

     The Fund consists of twenty-seven portfolios, offering institutional investors and high net worth individual investors a broad range of investment choices coupled with the advantages of a no-load mutual fund with Morgan Stanley and its affiliates providing customized services as Adviser, Administrator and Distributor. Each portfolio offers Class A and Class B shares and has its own investment objective and policies designed to meet its specific goals. This Prospectus pertains to the Class A and Class B shares of the Active Country Allocation Portfolio.



     - The ACTIVE COUNTRY ALLOCATION PORTFOLIO seeks long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in common stocks of non-U.S. issuers which, in the aggregate, replicate broad country indices.

     The other portfolios of the Fund are described in other prospectuses which may be obtained from the Fund at the address and phone number noted on the cover page of this Prospectus. The objectives of these other Portfolios are listed below:


    GLOBAL AND INTERNATIONAL EQUITY:

     - The ASIAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Asian issuers.

     - The CHINA GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in the equity securities of issuers in The People's Republic of China, Hong Kong and Taiwan.

     - The EMERGING MARKETS PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

     - The EUROPEAN EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of European issuers.

     - The GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including United States issuers.

     - The GOLD PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of foreign and domestic issuers engaged in gold-related activities.

     - The INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-United States issuers.

     - The INTERNATIONAL SMALL CAP PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of non-United States issuers with equity market capitalizations of less than $500 million.

     - The JAPANESE EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Japanese issuers.

     - The LATIN AMERICAN PORTFOLIO seeks long-term capital appreciation by investing primarily in equity securities of Latin American issuers and debt securities issued or guaranteed by Latin American governments or governmental entities.

    U.S. EQUITY:

     - The AGGRESSIVE EQUITY PORTFOLIO seeks capital appreciation by investing primarily in corporate equity and equity-linked securities.

     - The EMERGING GROWTH PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small- to medium-sized corporations.

     - The EQUITY GROWTH PORTFOLIO seeks long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies.

     - The MICROCAP PORTFOLIO seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small corporations.

     - The SMALL CAP VALUE EQUITY PORTFOLIO seeks high long-term total return by investing in undervalued equity securities of small- to medium-sized companies.

     - The U.S. REAL ESTATE PORTFOLIO seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

     - The VALUE EQUITY PORTFOLIO seeks high total return by investing in equity securities which the Adviser believes to be undervalued relative to the stock market in general at the time of purchase.

    EQUITY AND FIXED INCOME:

     - The BALANCED PORTFOLIO seeks high total return while preserving capital by investing in a combination of undervalued equity securities and fixed income securities.

    FIXED INCOME:

     - The EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in debt securities of government, government-related and corporate issuers located in emerging countries.

     - The FIXED INCOME PORTFOLIO seeks to produce a high total return consistent with the preservation of capital by investing in a diversified portfolio of fixed income securities.

     - The GLOBAL FIXED INCOME PORTFOLIO seeks to produce an attractive real rate of return while preserving capital by investing in fixed income securities of issuers throughout the world, including United States issuers.

     - The HIGH YIELD PORTFOLIO seeks to maximize total return by investing in a diversified portfolio of high yield fixed income securities that offer a yield above that generally available on debt securities in the three highest rating categories of the recognized rating services.

     - The MORTGAGE-BACKED SECURITIES PORTFOLIO seeks to produce as high a level of current income as is consistent with the preservation of capital by investing primarily in a variety of investment-grade mortgage-backed securities.

     - The MUNICIPAL BOND PORTFOLIO seeks to produce a high level of current income consistent with the preservation of principal through investment primarily in municipal obligations, the interest on which is exempt from federal income tax.

    MONEY MARKET:

     - The MONEY MARKET PORTFOLIO seeks to maximize current income and preserve capital while maintaining high levels of liquidity through investing in high quality money market instruments with remaining maturities of one year or less.

     - The MUNICIPAL MONEY MARKET PORTFOLIO seeks to maximize current tax-exempt income and preserve capital while maintaining high levels of liquidity through investing in high-quality money market instruments with remaining maturities of one year or less which are exempt from federal income tax.

INVESTMENT MANAGEMENT

     Morgan Stanley Asset Management Inc., a wholly owned subsidiary of Morgan Stanley Group Inc., which, together with its affiliated asset management companies, at September 30, 1995 had approximately $[___] billion in assets under management as an investment manager or as a fiduciary adviser, acts as investment adviser to the Fund and each of its portfolios. See "Management of the Fund -- Investment Adviser" and "Management of the Fund -- Administrator."

HOW TO INVEST

     Class A shares of the Portfolio are offered directly to investors at net asset value with no sales commission or 12b-1 charges. Class B shares are offered at net asset value with no sales commission, but with a 12b-1 fee of 0.25%. Share purchases may be made by sending investments directly to the Fund. For accounts opened on or after January 1, 1996 ("New Accounts"), the minimum initial investment is $500,000 for Class A shares and $100,000 for Class B shares, subject to certain exceptions for Total Funds Management accounts, an asset allocation service of Morgan Stanley ("TFM Accounts"), and for accounts held by officers of the Adviser and its affiliates. Shares in accounts held prior to January 1, 1996 with a value of $100,000 or more will be converted to Class A shares on January 1, 1996 ("Grandfathered Class A Accounts"). Shares in accounts held prior to January 1, 1996 with a value of less than $100,000 will be converted to Class B shares on January 1, 1996 ("Grandfathered Class B Accounts"). See "Purchase of Shares -- Minimum Investment, Account Sizes and Conversion from Class A to Class B Shares." The minimum subsequent investment is $1,000 (except for automatic reinvestment of dividends and capital gains distributions for which there is no minimum). See "Purchase of Shares -- Additional Investments."

HOW TO REDEEM

     Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value per share of the Portfolio next determined after receipt of the redemption request. The redemption price may be more or less than the purchase price. Certain redemptions may cause involuntary redemption or automatic conversion. Class A or Class B shares held in New Accounts are subject to involuntary redemption if shareholder redemption(s) of such shares reduces the value of a New Account to less than $100,000 for any continuous 60-day period. Involuntary redemption does not apply to Grandfathered Class A Accounts and Grandfathered Class B Accounts, regardless of the value of such accounts. Class A shares in New Accounts will automatically convert to Class B shares if shareholder redemption(s) of such shares reduces the value of a New Account to less than $500,000 for any continuous 60-day period. See "Purchase of Shares -- Minimum Account Sizes and Involuntary Redemption of Shares" and "Redemption of Shares."

RISK FACTORS

     The investment policies of the Portfolio entail certain risks and considerations of which an investor should be aware. The Portfolio will invest in securities of foreign issuers, including issuers in emerging countries, which are subject to certain risks not typically associated with domestic securities, including (1) restrictions on foreign investment and on repatriation of capital invested in foreign countries, (2) currency fluctuations, (3) the cost of converting foreign currency into U.S. dollars, (4) potential price volatility and lesser liquidity of shares traded on foreign country securities markets or lack of a secondary trading market for such securities and (5) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war. In addition, accounting, auditing, financial and other reporting standards in foreign countries are not equivalent to U.S. standards and therefore, disclosure of certain material information may not be made and less information may be available to investors investing in foreign countries than in the United States. There is also generally less governmental regulation of the securities industry in foreign countries than the United States. Moreover, it may be more difficult to obtain a judgment in a court outside the United States. See "Investment Objective and Policies" and "Additional Investment Information." In addition, the Portfolio may invest in repurchase agreements, lend its portfolio securities, purchase securities on a when-issued basis and invest in forward foreign currency exchange contracts to hedge currency risk associated with investment in non-U.S. dollar denominated securities. Each of these investment strategies involves specific risks which are described under "Investment Objective and Policies" and "Additional Investment Information" herein and under "Investment Objective and Policies" in the Statement of Additional Information.

                        INVESTMENT OBJECTIVE AND POLICIES

     The investment objective of the Active Country Allocation Portfolio is described below, together with the policies the Fund employs in its efforts to achieve this objective. The Active Country Allocation Portfolio's investment objective is a fundamental policy which may not be changed without the approval of a majority of the Portfolio's outstanding voting securities. There is no assurance that the Fund will attain its objective. The investment policies described below are not fundamental policies and may be changed without shareholder approval.


     The investment objective of the Active Country Allocation Portfolio is to provide long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in equity securities of non-U.S. issuers which, in the aggregate, replicate broad country indices. The Adviser utilizes a top-down approach in selecting investments for the Portfolio that emphasizes country selection and weighting rather than individual stock selection. This approach reflects the Adviser's philosophy that a diversified selection of securities representing exposure to world markets, based upon the economic outlook and current valuation levels for each country, is an effective way to maximize the return and minimize the risk associated with international investment.


     The Adviser determines country allocations for the Portfolio on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Portfolio will invest in the industrialized countries throughout the world that comprise the Morgan Stanley Capital International EAFE (Europe, Australia and the Far East) Index. The Portfolio will also invest in emerging country equity securities. As used in this Prospectus, the term "emerging country" applies to any country which, in the opinion of the Adviser, is generally considered to be an emerging or developing country by the international financial community, including the International Bank for Reconstruction and Development (more commonly known as the World Bank) and the International Finance Corporation. There are currently over 130 countries which, in the opinion of the Adviser, are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand and most nations located in Western Europe. Currently, investing in many emerging countries is not feasible or may involve unacceptable political risks. The Portfolio will focus its investments on those emerging market countries in which it believes the economies are developing strongly and in which the markets are becoming more sophisticated. With respect to the portion of the Portfolio that is invested in emerging country equity securities, the Portfolio initially intends to invest primarily in some or all of the following countries:

     Argentina

     Brazil

     India

     Indonesia

     Malaysia

     Mexico

     Portugal

     Philippines

     South Africa

     South Korea

     Thailand

     Turkey

As markets in other countries develop, the Portfolio expects to expand and further diversify the emerging countries in which it invests. The Portfolio does not intend to invest in any security in a country where the currency is not freely convertible to U.S. dollars, unless the Portfolio has obtained the necessary governmental licensing to convert such currency or other appropriately licensed or sanctioned contractual guarantee to protect such investment against loss of that currency's external value, or the Portfolio has a reasonable expectation at the time the investment is made that such governmental licensing or other appropriately licensed or sanctioned guarantee would be obtained or that the currency in which the security is quoted would be freely convertible at the time of any proposed sale of the security by the Portfolio.

     An emerging country security is one issued by a company that, in the opinion of the Adviser, has one or more of the following characteristics:
(i) its principal securities trading market is in an emerging country,
(ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from either goods produced, sales made or services performed in emerging countries; or (iii) it is organized under the laws of, and has a principal office in, an emerging country. The Adviser will base determinations as to eligibility on publicly available information and inquiries made to the companies. (See "Foreign Investment Risk Factors and Special Considerations" for a discussion of the nature of information publicly available for non-U.S. companies.)

     By analyzing a variety of macroeconomic and political factors, the Adviser develops fundamental projections on interest rates, currencies, corporate profits and economic growth for each country. These country projections are used then to determine what the Adviser believes to be a fair value for the stock market of each country. Discrepancies between actual value and fair value as determined by the Adviser provide an expected return for each stock market. The expected return is adjusted by currency return expectations derived from the Adviser's purchasing-power parity exchange rate model to arrive at an expected total return in U.S. dollars. The final country allocation decision is then arrived at by considering the expected total return in light of various country specific considerations such as market size, volatility, liquidity and country risk.


     Within a particular country, investments are made through the purchase of equity securities which, in aggregate, replicate a broad market index, which in most cases will be the Morgan Stanley Capital International index for the given country. The Adviser may overweight or underweight an industry segment of a particular index if it concludes this would be advantageous to the Portfolio. With respect to the Portfolio, equity securities include common and preferred stock, convertible securities, and rights and warrants to purchase common stocks. Indexation of the Portfolio's stock selection reduces stock-specific risk through diversification and minimizes transaction costs, which can be substantial in foreign markets.


     Common stocks purchased for the Portfolio normally will be listed on a major stock exchange in the subject country. The Portfolio will not invest in the stocks of U.S. issuers. For a description of special considerations and certain risks associated with investments in foreign issuers, see "Additional Investment Information." The Portfolio may temporarily reduce its equity holdings in response to adverse market conditions and invest in domestic, Eurodollar and foreign short-term money market instruments for defensive purposes. See "Investment Objectives and Policies" in the Statement of Additional Information. For a description of other types of investments and investment strategies in which the Portfolio may engage, see "Additional Investment Information" on the following page.

                        ADDITIONAL INVESTMENT INFORMATION


FOREIGN INVESTMENT.  [The Portfolio may invest in U.S.
dollar-denominated securities of foreign issuers trading in U.S. markets and in non-U.S. dollar-denominated securities of foreign issuers.] Investment in obligations of foreign issuers and in foreign branches of domestic banks involves somewhat different investment risks than those affecting obligations of U.S. issuers. There may be limited publicly available information with respect to foreign issuers, and foreign issuers are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to domestic companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S. Many foreign securities markets have substantially less volume than U.S. national securities exchanges, and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the U.S. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on foreign investments as compared to dividends and interest paid to the Portfolios by domestic companies. See "Taxes". Additional risks include future political and economic developments, the possibility that a foreign jurisdiction might impose or change withholding taxes on income payable with respect to foreign securities, possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits, and the possible adoption of foreign governmental restrictions such as exchange controls.

     Such investments in securities of foreign issuers are frequently denominated in foreign currencies, and since the Portfolio may temporarily hold uninvested reserves in bank deposits in foreign currencies, the value of the Portfolio's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Portfolio may enter into forward foreign currency exchange contracts, that provide for the purchase or sale of an amount of a specified foreign currency at a future date. Purposes for which such contracts may be used include protecting against a decline in a foreign currency against the U.S. dollar between the trade date and settlement date when the Portfolio purchases or sells securities, locking in the U.S. dollar value of dividends declared on securities held by the Portfolio and generally protecting the U.S. dollar value of securities held by the Portfolio against exchange rate fluctuation. Such contracts may also be used as a protective measure against the effects of fluctuating rates of currency exchange and exchange control regulations. While such forward contracts may limit losses to the Portfolio as a result of exchange rate fluctuation, they will also limit any gains that may otherwise have been realized. See "Investment Objectives and Policies -- Forward Foreign Currency Contracts" in the Statement of Additional Information.

LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend its securities to brokers, dealers, domestic and foreign banks or other financial institutions for the purpose of increasing its net investment income. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued interest or income. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will not enter into securities loan transactions exceeding, in the aggregate, 33 1/3% of the market value of the Portfolio's total assets. For more detailed information about securities lending, see "Investment Objectives and Policies" in the Statement of Additional
Information.

MONEY MARKET INSTRUMENTS. The Portfolio is permitted to invest in money market instruments, although the Portfolio intends to stay invested in securities satisfying its primary investment objective to the extent practical. The Portfolio may make money market investments pending other investment or settlement for liquidity, or in adverse market conditions. The money market investments permitted for the Portfolio include obligations of the United States Government and its agencies and instrumentalities; obligations of foreign sovereignties; other debt securities; commercial paper including bank obligations; certificates of deposit (including Eurodollar certificates of deposit); and repurchase agreements. For more detailed information about these money market investments, see "Description of Securities and Ratings" in the Statement of Additional Information.

OPTIONS AND FUTURES. The Portfolio may write (i.e., sell) covered call options and covered put options on portfolio securities. By selling a covered call option, the Portfolio would become obligated during the term of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. By selling a covered put option, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain options written by the Portfolio will be exercisable by the purchaser only on a specific date). A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security. Generally, a put option is "covered" if the Fund maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option, or if the Fund holds a put option on the same underlying security with a similar or higher exercise price.

     When the Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities. The premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

     The Portfolio will write covered put options to receive the premiums paid by purchasers (when the Adviser wishes to purchase the security underlying the option at a price lower than its current market price, in which case the Portfolio will write the covered put at an exercise price reflecting the lower purchase price sought) and to close out a long put option position.

     The Portfolio may also purchase put or call options on its portfolio securities. When the Portfolio purchases a call option it acquires the right to buy a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), which is usually not more than nine months from the date the option is issued. The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions. There are no other limits on the Portfolio's ability to purchase call and put options.

     The Portfolio may enter into futures contracts and options on futures contracts as a hedge against fluctuations in price of a security it holds or intends to acquire, but not for speculation or for achieving leverage. The Portfolio may also enter into futures transactions to remain fully invested and to reduce transaction costs. The Portfolio may enter into futures contracts and options on futures contracts provided that not more than 5% of the Portfolio's total assets at the time of entering into the contract or option is required as deposit to secure obligations under all such contracts and options, and provided that not more than 20% of the Portfolio's total assets in the aggregate is invested in options, futures contracts and options on futures contracts.

     The Portfolio may purchase and write call and put options on futures contracts that are traded on any international exchange, traded over the counter or which are synthetic options or futures or equity swaps, and enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in the futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. The Portfolio will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts.

     The primary risks associated with the use of futures and options are
(i) imperfect correlation between the change in market value of the stocks held by the Portfolio and the prices of futures and options relating to the stocks purchased or sold by the Portfolio; and (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position which could have an adverse impact on the Portfolio's ability to hedge. In the opinion of the Board of Directors, the risk that the Portfolio will be unable to close out a futures position or options contract will be minimized by only entering into futures contracts or options transactions for which there appears to be a liquid secondary market.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines adopted by the Fund's Directors. In a repurchase agreement, the Portfolio buys a security from a seller that has agreed to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. The term of these agreements is usually from overnight to one week and never exceeds one year. Repurchase agreements may be viewed as a fully collateralized loan of money by the Portfolio to the seller. The Portfolio always receives securities with a market value at least equal to the purchase price (including accrued interest) as collateral and this value is maintained during the term of the agreement. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If bankruptcy proceedings are commenced with respect to the seller, the Portfolio's realization upon the collateral may be delayed or limited. The aggregate of certain repurchase agreements and certain other investments is limited as set forth under "Investment Limitations."

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are bought with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment but will take place no more than 120 days after the trade date. The Portfolio will maintain with the Custodian a separate account with a segregated portfolio of high-grade debt securities or cash in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Portfolio enters into the commitment and no interest accrues to the Portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Portfolio not to enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of the Portfolio's total assets less liabilities other than the obligations created by these commitments.


                             INVESTMENT LIMITATIONS

     As a diversified investment company, the Portfolio is subject to the following limitations: (a) as to 75% of its total assets, the Portfolio may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the United States Government and its agencies and instrumentalities, and (b) the Portfolio may not own more than 10% of the outstanding voting securities of any one issuer.

     The Portfolio also operates under certain investment restrictions that are deemed fundamental limitations and may be changed only with the approval of the holders of a majority of the Portfolio's outstanding shares. See "Investment Limitations" in the Statement of Additional Information. In addition, the Portfolio operates under certain non-fundamental investment limitations as described below and in the Statement of Additional Information. The Portfolio may not (i) enter into repurchase agreements with more than seven days to maturity if, as a result, more than 10% of the market value of the Portfolio's total assets would be invested in such repurchase agreements and other investments for which market quotations are not readily available or which are otherwise illiquid; (ii) borrow money, except from banks for extraordinary or emergency purposes, and then only in amounts up to 10% of the value of the Portfolio's total assets, taken at cost at the time of borrowing; or purchase securities while borrowings exceed 5% of its total assets; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing in amounts up to 10% of the value of the Portfolio's net assets at the time of borrowing; (iii) invest in fixed time deposits with a duration of over seven calendar days; or (iv) invest in fixed time deposits with a duration of from two business days to seven calendar days if more than 10% of the Portfolio's total assets would be invested in these deposits.

                             MANAGEMENT OF THE FUND

INVESTMENT ADVISER. Morgan Stanley Asset Management Inc. is the Investment Adviser and Administrator of the Fund and each of its Portfolios. The Adviser provides investment advice and portfolio management services, pursuant to an Investment Advisory Agreement and, subject to the supervision of the Fund's Board of Directors, makes each of the Portfolio's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages each of the Portfolio's investments. The Adviser is entitled to receive from the Active Country Allocation Portfolio an annual investment advisory fee, payable quarterly, equal to 0.65% of the average daily net assets of the Portfolio.

     The fees of the Portfolio, which involves international investments, are higher than those of most investment companies but comparable to those of investment companies with similar objectives. Effective October 9, 1992, the Adviser has agreed to a reduction in the fees payable to it and to reimburse the Portfolio, if necessary, if such fees would cause total annual operating expenses of the Portfolio to exceed 0.80% of the average daily net assets of the Portfolio. Prior to October 9, 1992, the maximum expense ratio for the Portfolio was 0.90% of average daily net assets.

     The Adviser, with principal offices at 1221 Avenue of the Americas, New York, New York 10020, conducts a worldwide portfolio management business, providing a broad range of portfolio management services to customers in the United States and abroad. At September 30, 1995, the Adviser, together with its affiliated asset management companies, managed investments totaling approximately $___ billion, including approximately $___ billion under active management and $___ billion as Named Fiduciary or Fiduciary Adviser. See "Management of the Fund" in the Statement of Additional Information.

PORTFOLIO MANAGERS. BARTON M. BIGGS, MADHAV DHAR, FRANCINE J. BOVICH AND ANN D. THIVIERGE. Barton Biggs has been Chairman and a director of the Adviser since 1980 and a Managing Director of Morgan Stanley since 1975. He is also a director of Morgan Stanley Group Inc. and a director and officer of [several] registered investment companies to which the Adviser and certain of its affiliates provide investment advisory services. Mr. Biggs holds a B.A. from Yale University and an M.B.A. from New York University. Madhav Dhar is a Managing Director of Morgan Stanley. He joined the Adviser in 1984 to focus on global asset allocation and investment strategy and now heads the Adviser's emerging markets group and serves as the group's principal portfolio manager. Mr. Dhar also coordinates the Adviser's developing country funds effort and has been involved in the launching of the Adviser's country funds. He is the portfolio manager of the Fund's Emerging Markets Portfolio, the Emerging Markets and Global Equity Allocation Funds of the Morgan Stanley Fund, Inc., and the Morgan Stanley Emerging Markets Fund, Inc. (a closed-end investment company listed on the New York Stock Exchange). Mr. Dhar is also a director of the Morgan Stanley Emerging Markets Fund, Inc. He holds a B.S. (honors) from St. Stephens College, Delhi University (India), and an M.B.A. from Carnegie-Mellon University. Francine Bovich joined the Adviser as a Principal in 1993. She is responsible for product development, portfolio management and communication of the Adviser's asset allocation strategy to institutional investor clients. Previously, Ms. Bovich was a Principal and Executive Vice President of Westwood Management Corp. ("Westwood"), a registered investment adviser. Before joining Westwood, she was a Managing Director of Citicorp Investment Management, Inc. (now Chancellor Capital Management), where she was responsible for the Institutional Investment Management group. Ms. Bovich began her investment career with Banker's Trust Company. She holds a B.A. in Economics from Connecticut College and an M.B.A. in Finance from New York University. Ann Thivierge is a Vice President of the Adviser. She is a member of the Adviser's asset allocation committee, primarily representing the Total Fund Management team since its inception in 1991. Prior to joining the Adviser in 1986, she spent two years at Edgewood Management Company, a privately held investment management firm. Ms. Thivierge holds a B.A. in International Relations from James Madison College, Michigan State University, and an M.B.A. in Finance from New York University.

ADMINISTRATOR. The Adviser also provides the Fund with administrative services pursuant to an Administration Agreement. The services provided under the Administration Agreement are subject to the supervision of the Officers and the Board of Directors of the Fund and include day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records, preparation of reports, supervision of the Fund's arrangements with its custodian and assistance in the preparation of the Fund's registration statements under Federal and State laws. The Administration Agreement also provides that the Administrator, through its agents, will provide the Fund dividend disbursing and transfer agent services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15% of the average daily net assets of the Portfolio.

     In a merger completed on September 1, 1995, The Chase Manhattan Bank, N.A. ("Chase") succeeded to all of the rights and obligations under the U.S. Trust Administration Agreement between the Adviser and the United States Trust Company of New York ("U.S. Trust"), pursuant to which U.S. Trust had agreed to provide certain administrative services to the Fund. Pursuant to a delegation clause in the U.S. Trust Administration Agreement, U.S. Trust delegated its administration responsibilities to Chase Global Funds Services Company ("CGFSC"), formerly known as Mutual Funds Service Company, which after the merger with Chase is a subsidiary of Chase and will continue to provide certain administrative services to the Fund. The Adviser supervises and monitors such administrative services provided by CGFSC. The services provided under the Administration Agreement and the U.S. Trust Administration Agreement are also subject to the supervision of the Board of Directors of the Fund. The Board of Directors of the Fund has approved the provision of services described above pursuant to the Administration Agreement and the U.S. Trust Administration Agreement as being in the best interests of the Fund. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913. For additional information regarding the Administration Agreement or the U.S. Trust Administration Agreement, see "Management of the Fund" in the Statement of Additional Information.

DIRECTORS AND OFFICERS. Pursuant to the Fund's Articles of Incorporation, the Board of Directors decides upon matters of general policy and reviews the actions of the Fund's Adviser, Administrator and Distributor. The Officers of the Fund conduct and supervise its daily business operations.

DISTRIBUTOR. Morgan Stanley serves as the exclusive Distributor of the shares of the Portfolio. Under its Distribution Agreement with the Fund, Morgan Stanley sells shares of the Fund upon the terms and at the current offering price described in this Prospectus. Morgan Stanley is not obligated to sell any certain number of shares of the Fund and receives no compensation for its distribution services.

     The Portfolio currently offers only the classes of shares offered by this Prospectus. The Portfolio may in the future offer one or more classes of shares with distribution charges that are different from those of the classes currently offered.

     The Fund has adopted a Plan of Distribution with respect to the Class B shares pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to receive from the Portfolio a distribution fee, which is accrued daily and paid [quarterly], of 0.25% of the Class B shares average daily net assets on an annualized basis. The Distributor expects to reallocate most of its fee to its investment representatives. The Distributor may, in its discretion, voluntarily waive from time to time all or any portion of its distribution fee and each of the Distributor and the Adviser is free to make additional payments out of its own assets to promote the sale of Fund shares, including payments that compensate financial institutions for distribution services or shareholder services.


     The Plan is designed to compensate the Distributor for its services, not to reimburse the Distributor of its expenses, and the Distributor may retain any portion of the fee that it does not expend in fulfillment of its obligations to the Fund.

EXPENSES. The Portfolio is responsible for payment of certain other fees and expenses (including legal fees, accountants' fees, custodial fees and printing and mailing costs) specified in the Administration and Distribution Agreements.

                               PURCHASE OF SHARES

     Class A shares of the Portfolio may be purchased directly from the Fund, without sales commission, at the net asset value per share next determined after receipt of the purchase order by the Portfolio. Class B shares of the Portfolio may be purchased directly from the Fund at the net asset value per share next determined after receipt of the purchase order by the Portfolio.

See "Valuation of Shares."

MINIMUM INVESTMENT, ACCOUNT SIZES AND CONVERSION FROM CLASS A TO CLASS B
SHARES

     For accounts opened on or after January 1, 1996 ("New Accounts"), the minimum initial investment and minimum account size are $500,000 for Class A shares and $100,000 Class B shares. TFM Accounts may purchase Class A shares without being subject to any minimum initial investment or minimum account size requirements. Officers of the Adviser and its affiliates may purchase
Class B shares subject to a minimum initial investment and minimum account size of $5,000.

     If the value of a New Account containing Class A shares falls below $500,000 (but remains at or above $100,000) because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $500,000 for any continuous 60-day period, the Class A shares in the New Account will automatically convert to Class B shares and will be subject to the distribution fee and other features applicable to the Class B shares. Under current tax law, such conversion is not a taxable event to the shareholder. The Fund, however, will not automatically convert Class A shares based solely upon changes in the market that reduce the net asset value of shares.

     There are no minimum account size requirements applicable to Grandfathered Class A Accounts, Grandfathered Class B Accounts or TFM Accounts, provided, however, that Grandfathered Class B Accounts held by officers of the Adviser or its affiliates are subject to a minimum account size of $5,000.

     The Fund reserves the right to modify or terminate the conversion features of the shares as stated above at any time upon 60-days' notice to shareholders.

MINIMUM ACCOUNT SIZES AND INVOLUNTARY REDEMPTION OF SHARES

     If the value of a New Account falls below $100,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains below $100,000 for any continuous 60-day period, the Fund will redeem the shares in the New Account and the net asset value of such shares will be promptly paid to the shareholder. The Fund, however, will not automatically redeem shares based solely upon changes in the market that reduce the net asset value of shares.

     For purposes of involuntary redemption, the foregoing minimum account size requirements do not apply to Class B share accounts held by officers of the Adviser or its affiliates. However, if the value of a Class B share account held by an officer of the Adviser or its affiliates falls below $5,000 because of shareholder redemption(s), the Fund will notify the shareholder, and if the account value remains $5,000 for any continuous 60-day period, the Fund will redeem the shares in the account and the net asset value of such shares will be promptly paid to the shareholder.

     Grandfathered Class A Accounts, Grandfathered Class B Accounts (unless held by officers of the Adviser or its affiliates, as set forth above) and TFM Accounts are not subject to involuntary redemption.

     The Fund reserves the right to modify or terminate the involuntary redemption features of the shares as stated above at any time upon 60-days' notice to shareholders.

CONVERSION FROM CLASS B TO CLASS A SHARES

     If the value of Class B shares of a portfolio in a shareholder account remains at $500,000 or more for a continuous period of 60 days or more, the Class B shares will be automatically converted to Class A shares. Under current tax law, such conversion is not a taxable event to the shareholder. Class A shares converted from Class B shares are subject to the same minimum account size requirements as stated above. The Fund reserves the right to modify or terminate this conversion feature at any time upon 60-days' notice to shareholders.

INITIAL PURCHASES DIRECTLY FROM THE FUND

1) BY CHECK. An account may be opened by completing and signing an Account Registration Form and mailing it, together with a check ($500,000 minimum for Class A shares of the Portfolio and $100,000 for Class B shares of the Portfolio, with certain exceptions for [Morgan Stanley employees and select customers]) payable to "Morgan Stanley Institutional Fund, Inc. -- Active Country Allocation Portfolio", to:

     Morgan Stanley Institutional Fund, Inc.
     P.O. Box 2798
     Boston, Massachusetts 02208-2798

     Payment will be accepted only in U.S. dollars, unless prior approval for payment by other currencies is given by the Fund. The Portfolio(s) to be purchased should be designated on the Account Registration Form. For purchases by check, the Fund is ordinarily credited with Federal Funds within one business day. Thus your purchase of shares by check is ordinarily credited to your account at the net asset value per share of the Portfolio determined on the next business day after receipt.

2) BY FEDERAL FUNDS WIRE. Purchases may be made by having your bank wire Federal Funds to the Fund's bank account. In order to ensure prompt receipt of your Federal Funds Wire, it is important that you follow these steps:

     A. Telephone the Fund (toll free: 1-800-548-7786) and provide us with your name, address, telephone number, Social Security or Tax Identification Number, the portfolio(s) selected, the amount being wired, and by which bank. We will then provide you with a Fund account number. (Investors with existing accounts should also notify the Fund prior to wiring funds.)

     B. Instruct your bank to wire the specified amount to the Fund's Wire Concentration Bank Account (be sure to have your bank include the name of the portfolio(s) selected and the account number assigned to you):

          Chase Manhattan Bank, N.A.
          One Chase Manhattan Plaza
          New York, NY 10081-1000
          ABA#021000021
          DDA# 910-2-733293
          Attn: Morgan Stanley Institutional Fund, Inc.

          Ref: (Portfolio name, your account number, your account name)

     Please call the Fund at 1-800-548-7786 prior to wiring funds.

     C. Complete and sign the Account Registration Form and mail it to the address shown thereon.


     [Purchase orders for shares of the Portfolio which are received prior to the regular close of the NYSE (currently 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.]

     Federal Funds purchase orders will be accepted only on a day on which the Fund and Chase (the "Custodian Bank") are open for business. Your bank may charge a service fee for wiring funds.

3) BY BANK WIRE. The same procedure outlined under "By Federal Funds Wire" above must be followed in purchasing shares by bank wire. However, money transferred by bank wire may or may not be converted into Federal Funds the same day, depending on the time the money is received and the bank handling the wire. Prior to such conversion, an investor's money will not be invested and, therefore, will not be earning dividends. Your bank may charge a service fee for wiring funds.

ADDITIONAL INVESTMENTS

     You may add to your account at any time (minimum additional investment $1,000, except for automatic reinvestment of dividends and capital gains distributions for which there are no minimums) by purchasing shares at net asset value by mailing a check to the Fund (payable to "Morgan Stanley Institutional Fund, Inc. -- Active Country Allocation Portfolio") at the above address or by wiring monies to the Custodian Bank as outlined above. It is very important that your account name and the portfolio name be specified in the letter or wire to assure proper crediting to your account. In order to ensure that your wire orders are invested promptly, you are requested to notify one of the Fund's representatives (toll-free: 1-800-548-7786) prior to the wire date.

OTHER PURCHASE INFORMATION

     The purchase price of the Class A and Class B shares of the Portfolio is the net asset value next determined after the order is received. See "Valuation of Shares." An order received prior to the close of the New York Stock Exchange ("NYSE"), which is currently 4:00 p.m. Eastern Time, will be executed at the price computed on the date of receipt; an order received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open as long as the Transfer Agent receives payment by check or in Federal Funds prior to the regular close of the NYSE on such day.



     Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net assets values and dividends. The net asset value of Class B shares will generally be lower then the net asset value of Class A shares as a result of the distribution fee charged to Class B shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends which will differ by approximately the amount of the distribution expense accrual differential between the classes.

     In the interest of economy and convenience, and because of the operating procedures of the Fund, certificates representing shares of the Portfolio will not be issued. All shares purchased are confirmed to you and credited to your account on the Fund's books maintained by the Adviser or its agents. You will have the same rights and ownership with respect to such shares as if certificates had been issued.

     To ensure that checks are collected by the Fund, withdrawals of investments made by check are not presently permitted until payment for the purchase has been received, which may take up to [eight] [fifteen] business days after the date of purchase. As a condition of this offering, if a purchase is cancelled due to nonpayment or because your check does not clear, you will be responsible for any loss the Fund or its agents incur. If you are already a shareholder, the Fund may redeem shares from your account(s) to reimburse the Fund or its agents for any loss. In addition, you may be prohibited or restricted from making future investments in the Fund.

     Investors may also invest in the Fund by purchasing shares through registered broker-dealers. Broker-dealers who make purchases for their customers may charge a fee for such services. See "Purchase of Shares" in the Statement of Additional Information.

EXCESSIVE TRADING

     Frequent trades involving either substantial portfolio assets or a substantial portion of your account or accounts controlled by you can disrupt management of a portfolio and raise its expenses. Consequently, in the interest of all the stockholders of the Portfolio and the Portfolio's performance, the Fund may in its discretion bar a stockholder that engages in excessive trading of shares of a portfolio from further purchases of shares of the Fund for an indefinite period. The Fund considers excessive trading to be more than one purchase and sale involving shares of the same portfolio of the Fund within any 120-day period. As an exchanging shares of portfolios of the Fund as follows amounts to excessive trading: exchanging shares of Portfolio A for shares of Portfolio B, then exchanging shares of Portfolio B for shares of Portfolio C and again exchanging shares of Portfolio C for shares of Portfolio B within a 120-day period. Two types of transactions are exempt from these excessive trading restrictions: (1) trades exclusively between money market portfolios; and (2) trades done in connection with an asset allocation service managed or advised by MSAM and/or any of its affiliates.

                              REDEMPTION OF SHARES

     You may withdraw all or any portion of the amount in your account by redeeming shares at any time. Please note that purchases made by check are not permitted to be redeemed until payment of the purchase has been collected, which may take up to eight business days after purchase. The Fund will redeem shares of the Portfolio at its next determined net asset value. On days that both the NYSE and the Custodian Bank are open for business, the net asset value per share of the Portfolio is determined at the close of trading of the NYSE (currently 4:00 p.m. Eastern Time). Shares of the Portfolio may be redeemed by mail or telephone. No charge is made for redemption. Any redemption proceeds may be more or less than the purchase price of your shares depending on, among other factors, the market value of the investment securities held by the Portfolio.


BY MAIL

     The Portfolio will redeem its shares at the net asset value determined on the date the request is received, if the request is received in "good order" before the regular close of the NYSE. Your request should be addressed to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798, except that deliveries by overnight courier should be addressed to Morgan Stanley Institutional Fund, Inc., c/o Chase Global Funds Services Company, 73 Tremont St., Boston, Massachusetts 02108-3913.

     "Good order" means that the request to redeem shares must include the following documentation:


     (a) A letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

     (b) Any required signature guarantees (see "Further Redemption Information" below); and

     (c) Other supporting legal documents, if required, in the case of estates, trusts, guardianships, custodianships, corporations, pension and profit-sharing plans and other organizations.

     Shareholders who are uncertain of requirements for redemption should consult with a Morgan Stanley Institutional Fund representative.

BY TELEPHONE

     Provided you have previously elected the Telephone Redemption Option on the Account Registration Form, you can request a redemption of your shares by calling the Fund and requesting the redemption proceeds be mailed to you or wired to your bank. Please contact one of Morgan Stanley Institutional Fund's representatives for further details. In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or overnight courier and will be implemented at the net asset value next determined after it is received. Redemption requests sent to the Fund through express mail must be mailed to the address of the Dividend Disbursing and Transfer Agent listed under "General Information." The Fund and the Fund's transfer agent (the "Transfer Agent") will employ reasonable procedures to confirm that the instructions communicated by telephone are genuine. These procedures include requiring the investor to provide certain personal identification information at the time an account is opened and prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written instructions regarding transaction requests. Neither the Fund nor the Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by telephone that either of them reasonably believes to be genuine.

     To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to the Fund at the address above. Requests to change the bank or account must be signed by each shareholder and each signature must be guaranteed.

FURTHER REDEMPTION INFORMATION

     Normally the Fund will make payment for all shares redeemed within one business day of receipt of the request, but in no event will payment be made more than seven days after receipt of a redemption request in good order. However, payments to investors redeeming shares which were purchased by check will not be made until payment for the purchase has been collected, which may take up to eight days after the date of purchase. The Fund may suspend the right of redemption or postpone the date upon which redemptions are effected at times when the NYSE is closed, or under any emergency circumstances as determined by the Securities and Exchange Commission (the "Commission").

     If the Board of Directors determines that it would be detrimental to the best interests of the remaining shareholders of the Portfolio to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of securities held by the Portfolio in lieu of cash in conformity with applicable rules of the Commission. Distributions-in-Kind will be made in readily marketable securities. Investors may incur brokerage charges on the sale of portfolio securities so received in payment of redemptions.

     To protect your account, the Fund and its agents from fraud, signature guarantees are required for certain redemptions to verify the identity of the person who has authorized a redemption from your account. Please contact the Fund for further information. See "Redemption of Shares" in the Statement of Additional Information.


                              SHAREHOLDER SERVICES


EXCHANGE PRIVILEGE

     You may exchange shares that you own in the Portfolio for shares of the same class of any other available portfolio(s) of the Fund (except for the International Equity Portfolio). Shares of the portfolios may be exchanged by mail or telephone. The privilege to exchange shares by telephone is automatic and made available without shareholder election. Before you make an exchange, you should read the prospectus of the portfolio(s) in which you seek to invest. Because an exchange transaction is treated as a redemption followed by a purchase, an exchange would be considered a taxable event for shareholders subject to tax. The exchange privilege is only available with respect to portfolios that are registered for sale in a shareholder's state of residence. The exchange privilege may be modified or terminated by the Fund at any time upon 60 days' notice to shareholders.

BY MAIL

     In order to exchange shares by mail, you should include in the exchange request the name and account number of the Portfolio, the name of the portfolio(s) into which you intend to exchange shares, and the signatures of all registered account holders. Send the exchange request to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, MA 02208-2798.

BY TELEPHONE

     When exchanging shares by telephone, have ready the name and account number of the current portfolio, the name of the portfolio(s) into which you intend to exchange shares, your Social Security number or Tax I.D. number, and your account address. Requests for telephone exchanges received prior to 4:00 p.m. (Eastern Time) are processed at the close of business that same day based on the net asset value of each of the portfolios at the close of business. Requests received after 4:00 p.m. are processed the next business day based on the net asset value determined at the close of business on such day. For additional information regarding responsibility for the authenticity of telephoned instructions, see "Redemption of Shares -- By Telephone" above.

TRANSFER OF REGISTRATION

     You may transfer the registration of any of your Fund shares to another person by writing to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798. As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                               VALUATION OF SHARES

     The net asset value per share of the Portfolio is determined by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total number of outstanding shares of the Portfolio. Net asset value is calculated separately for each class of the Portfolio. Net asset value per share is determined as of the close of the NYSE on each day that the NYSE is open for business. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities listed on a U.S. securities exchange for which market quotations are available are valued at the last quoted sale price on the day the valuation is made. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at a price that is considered to best represent fair value within a range not exceeding the current asked price nor less than the current bid price. The current bid and asked prices are determined based on the bid and asked prices quoted on such valuation date by reputable brokers.



     Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Net asset value includes interest on fixed income securities, which is accrued daily. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service are determined without regard to bid or last sale prices, but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recently quoted bid price, or, when securities exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted bid price will be used. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, if it approximates market value. In the event that amortized cost does not approximate market value, market prices as determined above will be used.



     The value of other assets and securities for which no quotations are readily available (including restricted and unlisted foreign securities) and those securities for which it is inappropriate to determine prices in accordance with the above-stated procedure are determined in good faith at fair value using methods determined by the Board of Directors. For purposes of calculating net asset value per share, all assets and liabilities initially expressed in foreign currencies will be translated into U.S. dollars at the mean of the bid price and asked price of such currencies against the U.S. dollar last quoted by any major bank.


     Although the legal rights of Class A and Class B shares will be identical, the different expenses borne by each class will result in different net asset values and dividends. Dividends will differ by approximately the amount of the distribution expense accrual differential among the classes. The net asset value of Class B shares will generally be lower than the net asset value of the Class A shares as a result of the distribution fee charged to Class B shares.

                             PERFORMANCE INFORMATION

     The Fund may from time to time advertise total return of the Portfolio. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. The "total return" shows what an investment in the Portfolio would have earned over a specified period of time (such as one, five or ten years), assuming that all distributions and dividends by the Portfolio were reinvested on the reinvestment dates during the period. Total return does not take into account any federal or state income taxes that may be payable on dividends and distributions or on redemption. The Fund may also include comparative performance information in advertising or marketing the Portfolio's shares. Such performance information may include data from Lipper Analytical Services, Inc., other industry publications, business periodicals, rating services and market indices.

     The performance figures for Class B shares will generally be lower than those for Class A shares because of the distribution fee charged to Class B shares.


                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     All income dividends and capital gains distributions will automatically be reinvested in additional shares at net asset value, except that, upon written notice to the Fund or by checking off the appropriate box in the Distribution Option Section on the Account Registration Form, a shareholder may elect to receive income dividends and capital gains distributions in cash. The Portfolio expects to distribute substantially all of its net investment income in the form of annual dividends. Net realized gains, if any, after reduction for any available tax loss carryforwards will also be distributed annually. Confirmations of the purchase of shares of the Portfolio through the automatic reinvestment of income dividends and capital gains distributions will be provided, pursuant to Rule 10b-10 under the Securities Exchange Act of 1934, as amended, on the next monthly client statement following such purchase of shares. Consequently, confirmations of such purchases will not be provided at the time of completion of such purchases as might otherwise be required by Rule 10b-10.


     Undistributed net investment income [and undistributed realized gains are] [is] included in the Portfolio's net assets for the purpose of calculating net asset value per share. Therefore, on the "ex-dividend" date, the net asset value per share excludes the dividend [or distribution] (i.e., is reduced by the per share amount of the dividend). Dividends [and distributions] paid shortly after the purchase of shares by an investor, although in effect a return of capital, are taxable to shareholders subject to income tax.

     Because of the distribution fee, [potential shareholder servicing fee,] and any other expenses that may be attributable to the Class B shares, the net income attributable to and the dividends payable on Class B shares will be lower than the net income attributable to and the dividends payable on Class A shares. As a result, the net asset value per share of the classes of the Portfolio will differ at times. Expenses of the Portfolio allocated to a particular class of shares thereof will be borne on a pro rata basis by each outstanding share of that class.


                                      TAXES

GENERAL

     The following summary of certain federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action.

     No attempt has been made to present a detailed explanation of the federal, state, or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

     The Portfolio is treated as a separate entity for federal income tax purposes and is not combined with the Fund's other portfolios. The Portfolio intends to qualify for the special tax treatment afforded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), so that the Portfolio will be relieved of federal income tax on that part of its net investment income and net capital gain that is distributed to shareholders.

     The Portfolio distributes substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from the Portfolio's net investment income are taxable to shareholders as ordinary income, whether received in cash or reinvested in additional shares. Such dividends paid by the Portfolio will generally qualify for the 70% dividends-received deduction for corporate shareholders only to the extent of the aggregate qualifying dividend income received by the Portfolio from U.S. corporations. The Portfolio will report annually to its shareholders the amount of dividend income qualifying for such treatment.

     Distributions of net capital gains (i.e., net long-term capital gains in excess of net short-term capital losses) are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Portfolio's shares. The Portfolio sends reports annually to shareholders of the federal income tax status of all distributions made during the preceding year.

     The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary income and capital gain net income (the excess of short-term and long-term capital gains over short-term and long-term capital losses), including any available capital loss carryforwards, prior to the end of each calendar year to avoid liability for federal excise tax.

     Dividends and other distributions declared by the Portfolio in October, November or December of any year and payable to shareholders of record on a date in such month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of that year if the distributions are paid by the Portfolio at any time during the following January.

     The sale or redemption of shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the fair market value of the redemption proceeds exceeds or is less than the shareholder's adjusted basis in the redeemed shares. If capital gain distributions have been made with respect to shares that are sold at a loss after being held for six months or less, then the loss is treated as a long-term capital loss to the extent of the capital gain distributions.

     The conversion of Class A shares to Class B shares should not be a taxable event to the shareholder.

     Shareholders are urged to consult with their tax advisers concerning the application of state and local income taxes to investments in the Portfolio, which may differ from the federal income tax consequences described above.

     Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that the Portfolio is liable for foreign income taxes so withheld, the Portfolio intends to operate so as to meet the requirements of the Code to pass through to the shareholders credit for foreign income taxes paid. Although the Portfolio intends to meet Code requirements to pass through credit for such taxes, there can be no assurance that the Portfolio will be able to do so.

     THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED HEREIN FOR GENERAL INFORMATION ONLY. PROSPECTIVE INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISERS WITH RESPECT TO THE TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN THE PORTFOLIO.

                             PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Portfolio. The Fund has authorized the Adviser to pay higher commissions in recognition of brokerage services which, in the opinion of the Adviser, are necessary for the achievement of better execution, provided the Adviser believes this to be in the best interest of the Fund.

     Since shares of the Portfolio are not marketed through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's portfolios or who act as agents in the purchase of shares of the Fund's portfolios for their clients.

     In purchasing and selling securities for the Portfolio, it is the Fund's policy to seek to obtain quality execution at the most favorable prices, through responsible broker-dealers. In selecting broker-dealers to execute the securities transactions for the Portfolio, consideration will be given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition, general execution and operational capabilities of competing broker-dealers, and the brokerage and research services which they provide to the Fund. Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchase or sale of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Directors.

     Subject to the overriding objective of obtaining the best possible execution of orders, the Adviser may allocate a portion of each portfolio's brokerage transactions to Morgan Stanley or broker affiliates of Morgan Stanley. In order for Morgan Stanley or its affiliates to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by Morgan Stanley or such affiliates must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to Morgan Stanley or such affiliates are consistent with the foregoing standard.

     Portfolio securities will not be purchased from, or through, or sold to or through, the Adviser or Morgan Stanley or any "affiliated persons," as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), of Morgan Stanley when such entities are acting as principals, except to the extent permitted by law.

     Although the Portfolio will not invest for short-term trading purposes, investment securities may be sold from time to time without regard to the length of time they have been held. It is anticipated that the annual turnover rate of the Portfolio will not exceed 100% in normal circumstances.


                               GENERAL INFORMATION

DESCRIPTION OF COMMON STOCK

     The Fund was organized as a Maryland corporation on June 16, 1988. The Articles of Incorporation, as amended and restated, permit the Fund to issue up to 34,000,000,000 shares of common stock, with $.001 par value per share. Pursuant to the Fund's By-Laws, the Board of Directors may increase the number of shares the Fund is authorized to issue without the approval of the shareholders of the Fund. The Board of Directors has the power to designate one or more classes of shares of common stock and to classify and reclassify any unissued shares with respect to such classes. The Fund's shares of common stock are currently classified into two classes, the Class A shares and the Class B shares.



     The shares of the Portfolio, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Portfolio have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of a portfolio may be presumed to "control" (as that term is defined in the 1940 Act) that Portfolio. Under Maryland law, the Fund is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.


REPORTS TO SHAREHOLDERS

     The Fund will send to its shareholders annual and semi-annual reports; the financial statements appearing in annual reports are audited by independent accountants. Monthly unaudited portfolio data is also available from the Fund upon request.

     In addition, Morgan Stanley Asset Management Inc., or its agent, as Transfer Agent, will send to each shareholder having an account directly with the Fund a monthly statement showing transactions in the account, the total number of shares owned, and any dividends or distributions paid.

CUSTODIAN

     As of September 1, 1995, domestic securities and cash are held by Chase, which replaced U.S. Trust as the Fund's domestic custodian. Chase is not an affiliate of the Adviser or the Distributor. Morgan Stanley Trust Company, Brooklyn, New York ("MSTC"), an affiliate of the Adviser and the Distributor, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Board of Directors of the Fund in accordance with regulations of the Securities and Exchange Commission for the purpose of providing custodial services for such assets. MSTC may also hold certain domestic assets for the Fund. For more information on the custodians, see "General Information -- Custody Arrangements" in the Statement of Additional Information.

DIVIDEND DISBURSING AND TRANSFER AGENT

     CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, acts as Dividend Disbursing and Transfer Agent for the Fund.

INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP serves as independent accountants for the Fund and audits its annual financial statements.

LITIGATION

     The Fund is not involved in any litigation.

___________________        ___________________

___________________        ___________________



  NO DEALER, SALES REPRESENTATIVE OR ANY OTHER PERSON HAS BEEN AUTHORIZED TO
GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED
IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFER MADE BY THIS PROSPECTUS AND, IF
GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON
AS HAVING BEEN AUTHORIZED BY THE FUND OR THE DISTRIBUTOR. THIS PROSPECTUS DOES
NOT CONSTITUTE AN OFFER BY THE FUND OR THE DISTRIBUTOR TO SELL OR A SOLICITATION
OF AN OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO
ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER OR SOLICITATION IN SUCH
JURISDICTION.

                                   ___________


                                TABLE OF CONTENTS


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
Fund Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3
Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .    5
Prospectus Summary . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7
Investment Objective and Policies. . . . . . . . . . . . . . . . . . . . .   11
Additional Investment Information. . . . . . . . . . . . . . . . . . . . .   13
Investment Limitations . . . . . . . . . . . . . . . . . . . . . . . . . .   15
Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . .   16
Purchase of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . .   20
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . . . .   21
Valuation of Shares. . . . . . . . . . . . . . . . . . . . . . . . . . . .   22
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . .   23
Dividends and Capital Gains Distributions. . . . . . . . . . . . . . . . .   23
Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   24
Portfolio Transactions . . . . . . . . . . . . . . . . . . . . . . . . . .   25
General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .   26
Account Registration Form



                       ACTIVE COUNTRY ALLOCATION PORTFOLIO

                               A PORTFOLIO OF THE


                                 MORGAN STANLEY

                            INSTITUTIONAL FUND, INC.

                                  Common Stock
                                ($.001 PAR VALUE)

                                        _

                                   PROSPECTUS

                                        _

                               Investment Adviser
                                 Morgan Stanley

                              ASSET MANAGEMENT INC.

                                   DISTRIBUTOR
                              MORGAN STANLEY & CO.
                                  INCORPORATED

___________________        ___________________

___________________        ___________________

                 (This page has been left blank intentionally.)

MORGAN STANLEY INSTITUTIONAL FUND, INC. -- ACTIVE COUNTRY ALLOCATION PORTFOLIO

      P.O. Box 2798, Boston, MA 02208-2798




                            ACCOUNT REGISTRATION FORM


     ACCOUNT INFORMATION                            If you need assistance in filling out this form for the Morgan Stanley
     Fill in where applicable                       Institutional Fund, please contact your Morgan Stanley representative or call us toll free 1-(800)-548-7786. Please print all items except signature, and mail to the Fund at the address above.

  A) REGISTRATION
     1. INDIVIDUAL
     2.  JOINT TENANTS
     (RIGHTS OF SURVIVORSHIP PRESUMED UNLESS
     TENANCY IN COMMON
     IS INDICATED)


1.



     First Name       Initial         Last Name

2.



     First Name       Initial         Last Name

     First Name       Initial         Last Name

     3.  CORPORATIONS, TRUSTS AND OTHERS
     Please call the Fund for additional documents that may be required to set up account and to authorize transactions.

3.



Type of Registration:          / / INCORPORATED      / /   UNINCORPORATED    / / PARTNERSHIP      / /   UNIFORM GIFT/TRANSFER TO
                                                           ASSOCIATION                                  MINOR
                                                                                                  (ONLY ONE CUSTODIAN AND MINOR
                                                                                                  PERMITTED)

/ / TRUST _____    / / OTHER (Specify) _____

  B) MAILING ADDRESS
     Please fill in completely, including telephone number(s).



Street or P.O. Box

City                         State                  Zip
                                                                              -
Home Telephone No.                                  Business Telephone No.
          -     -                                                                         -             -

/ / United States Citizen    / / Resident Alien     / / Non-Resident Alien: Indicate Country of Residence________________

  C) TAXPAYER                                       PART 1. Enter your           IMPORTANT TAX INFORMATION
     IDENTIFICATION                                 Taxpayer Identification       You (as a payee) are required by law to provide
     NUMBER                                         Number. For most            us (as payer) with your correct taxpayer
     If the account is in more than one name,       individual taxpayers, this  identification number. Accounts that have a
     CIRCLE THE NAME OF THE PERSON WHOSE TAXPAYER   is your Social Security     missing or incorrect taxpayer identification
     IDENTIFICATION NUMBER IS PROVIDED IN SECTION   Number.                     number will be subject to backup withholding at a
     A) ABOVE. If no name is circled, the number    TAXPAYER IDENTIFICATION     31% rate on dividends, distributions and other
     will be considered to be that of the last      NUMBER                      payments. If you have not provided us with your
     name listed. For Custodian account of a minor  -----------------------     correct taxpayer identification number, you may be
     (Uniform Gifts/Transfers to Minors Acts),      OR                          subject to a $50 penalty imposed by the Internal
     give the Social Security Number of the minor.  SOCIAL SECURITY NUMBER      Revenue Service.
                                                    -----------------------       Backup withholding is not an additional tax; the
                                                    PART 2. BACKUP WITHHOLDING  tax liability of persons subject to backup
                                                    / / Check this box if you   withholding will be reduced by the amount of tax
                                                    are NOT subject to Backup   withheld. If withholding results in an overpayment
                                                    Withholding under the       of taxes, a refund may be obtained.
                                                    provisions of Section         You may be notified that you are subject to
                                                    3406(a)(1)(C) of the        backup withholding under Section 3406(a)(1)(C) of
                                                    Internal Revenue Code.      the Internal Revenue Code because you have
                                                                                underreported interest or dividends or you were
                                                                                required to but failed to file a return which
                                                                                would have included a reportable interest or
                                                                                dividend payment. IF YOU HAVE NOT BEEN SO
                                                                                NOTIFIED, CHECK THE BOX IN PART 2 AT LEFT.

      -      -

   D) PORTFOLIO AND CLASS SELECTION (CLASS A
      SHARES MINIMUM $500,000 AND CLASS B SHARES
      MINIMUM $100,000). PLEASE INDICATE AMOUNT.

      Active Country Allocation Portfolio
        Class A Shares $______________
        Class B Shares $______________


/ / For purchase of $ _______  of the Active Country Allocation Portfolio

   E) METHOD OF INVESTMENT
      Please indicate manner of payment.




Payment by:

/ / check (MAKE CHECK PAYABLE TO MORGAN STANLEY INSTITUTIONAL FUND, INC.-- ACTIVE COUNTRY ALLOCATION PORTFOLIO)

                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
/ / Exchange $__ From_____________                                                         ------------------------
                 Name of Portfolio                                                                Account Number

                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
                                                                                           --------------------------
/ / Account previously established by:                                                     --------------------------
    / / Phone exchange / / Wire on___                                                      ------------------------
                                                                                              Account Number (Check
                                                                                             (Previously assigned by
                                                                                              the Fund Digit)

   Date
   F) DISTRIBUTION                                  Income dividends and capital gains distributions (if any) will be reinvested
      OPTION                                        in additional shares unless either box below is checked.

                                                    / / Income dividends to be paid in cash, capital gains distributions (if any)
                                                    in shares.

                                                    / / Income dividends and capital gains distributions (if any) to be paid in cash.



  G) TELEPHONE                                      / / I/we hereby authorize the
     REDEMPTION                                     Fund and its agents to honor       Name of Commercial Bank  Bank Account No.
     OPTION                                         any telephone requests to wire               (Not Savings Bank)
     Please select at time of initial application   redemption proceeds to the
     if you wish to redeem shares by telephone. A   commercial bank indicated at                               Bank ABA No.
     signature guarantee is required if bank        right and/or mail redemption
     account is not registered identically to your  proceeds to the name and              Name(s) in which your Bank Account is
     Fund Account.                                  address in which my/our fund                      Established
     TELEPHONE REQUESTS FOR REDEMPTIONS OR          account is registered if such
     EXCHANGES WILL NOT BE HONORED UNLESS THE       requests are believed to be                  Bank's Street Address
     APPLICABLE BOX IS CHECKED.                     authentic.
                                                                                                     City State Zip
                                                    THE FUND AND THE FUND'S
                                                    TRANSFER AGENT WILL EMPLOY
                                                    REASONABLE PROCEDURES TO
                                                    CONFIRM THAT INSTRUCTIONS
                                                    COMMUNICATED BY TELEPHONE ARE
                                                    GENUINE. THESE PROCEDURES
                                                    INCLUDE REQUIRING THE INVESTOR
                                                    TO PROVIDE CERTAIN PERSONAL
                                                    IDENTIFICATION INFORMATION AT
                                                    THE TIME AN ACCOUNT IS OPENED
                                                    AND PRIOR TO EFFECTING EACH
                                                    TRANSACTION REQUESTED BY
                                                    TELEPHONE. IN ADDITION, ALL
                                                    TELEPHONE TRANSACTION REQUESTS
                                                    WILL BE RECORDED AND INVESTORS
                                                    MAY BE REQUIRED TO PROVIDE
                                                    ADDITIONAL TELECOPIED WRITTEN
                                                    INSTRUCTIONS OF TRANSACTION
                                                    REQUESTS. NEITHER THE FUND NOR
                                                    THE TRANSFER AGENT WILL BE
                                                    RESPONSIBLE FOR ANY LOSS,
                                                    LIABILITY, COST OR EXPENSE FOR
                                                    FOLLOWING INSTRUCTIONS RECEIVED
                                                    BY TELEPHONE THAT IT REASONABLY
                                                    BELIEVES TO BE GENUINE.



  H) INTERESTED PARTY                               ---------------------------------
     OPTION                                          Name
     In addition to the account statement sent to   ---------------------------------
     my/our registered address, I/we hereby         ---------------------------------
     authorize the fund to mail duplicate            Address
     statements to the name and address provided    ---------------------------------
     at right.                                       City        State     Zip Code


  I) DEALER                                                   -                          -                     -
     INFORMATION
                                                     Representative Name        Representative No.         Branch No.


  J) SIGNATURE OF
     ALL HOLDERS
     AND TAXPAYER
     CERTIFICATION
     Sign Here


The undersigned certify that I/we have full authority and legal capacity to purchase and redeem shares of the Fund and affirm that
    I/we have received a current Prospectus of the Morgan Stanley Institutional Fund, Inc. and agree to be bound by its terms.
    Under the penalties of perjury, I/we certify that the information provided in Section C) above is true, correct and complete.


(X)                                                 (X)
----------------------------------                  ----------------------------------
Signature Date                                      Signature Date



The Statement of Additional Information for the Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Real Yield, Money Market, Municipal Money Market, Small Cap Value Equity, Value Equity, Balanced, Active Country Allocation, Gold, Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Market Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity and U.S. Real Estate Portfolios, included as part of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Fund (File No.33-23166) filed with the Securities and Exchange Commission via EDGAR on October 13, 1995 is hereby incorporated by reference as if set forth in full herein.

The Statement of Additional Information for the Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Real Yield, Money Market, Municipal Money Market, Small Cap Value Equity, Value Equity, Balanced, Active Country Allocation, Gold, Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Market Debt, China Growth, Equity Growth, Emerging Growth, Aggressive Equity and U.S. Real Estate Portfolios, included as part of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of the Fund (File No. 33-23166) filed with the Securities and Exchange Commission on March 1, 1995 and in final form pursuant to Rule 497(c) via EDGAR on October 20, 1995, is hereby incorporated by reference as if set forth in full herein.

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                       STATEMENT OF ADDITIONAL INFORMATION

     Morgan Stanley Institutional Fund, Inc. (the "Fund") is a no-load, open-end management investment company with diversified and non-diversified series ("portfolios"). The Fund currently consists of twenty-seven portfolios offering a broad range of investment choices. The Fund is designed to provide clients with attractive alternatives for meeting their investment needs. Shares of the portfolios are offered with no sales charge or exchange or redemption fee (with the exception of the International Small Cap Portfolio). The Portfolio redesignated its single class of shares as the Class A shares on _______, 1995 and began offering a second class of shares designated as the Class B shares on _______, 1995. The Class A shares and Class B shares currently offered by the portfolios have different minimum investment requirements and fund expenses. This Statement of Additional Information ("SAI") addresses information of the Fund applicable to Class A shares and Class B shares of the Active Country Allocation Portfolio (the "Portfolio"), one of the twenty-seven portfolios.
The remainder of the portfolios are the U.S. Real Estate Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market, Municipal Money Market, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity, Small Cap Value Equity, Value Equity, Balanced, Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, Gold and China Growth Portfolios. The Mortgage-Backed Securities,
China Growth, and MicroCap Portfolios have not commenced offering shares.

     This Statement is not a prospectus but should be read in conjunction with the prospectus of the Active Country Allocation Portfolio (the "Prospectus"). To obtain the prospectus and Statement of Additional Information pertaining to any of the other portfolios, please call the Morgan Stanley Institutional Fund, Inc. Services Group at 1-800-548-7786.


                                TABLE OF CONTENTS



                                                                            PAGE
                                                                           ------
Investment Objective and Policies. . . . . . . . . . . . . . . . . . . . .    2
Taxes  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8
Special Tax Considerations Relating to Foreign Investments . . . . . . . .    9
Taxes and Foreign Shareholders . . . . . . . . . . . . . . . . . . . . . .   10
Purchase of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . . .   11
Redemption of Shares . . . . . . . . . . . . . . . . . . . . . . . . . . .   11
Shareholder Services . . . . . . . . . . . . . . . . . . . . . . . . . . .   11
Investment Limitations . . . . . . . . . . . . . . . . . . . . . . . . . .   12
Determining Maturities of Certain Instruments. . . . . . . . . . . . . . .   13
Management of the Fund . . . . . . . . . . . . . . . . . . . . . . . . . .   14
Performance Information. . . . . . . . . . . . . . . . . . . . . . . . . .   25
General Information. . . . . . . . . . . . . . . . . . . . . . . . . . . .   28
Description of Securities and Ratings. . . . . . . . . . . . . . . . . . .   29
Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . . .   31




STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY __, 1995, RELATING TO THE PROSPECTUS OF THE ACTIVE COUNTRY ALLOCATION PORTFOLIO, DATED DECEMBER __, 1995.

                       INVESTMENT OBJECTIVES AND POLICIES

     The following policies supplement the investment objectives and policies set forth in the Prospectus:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     The U.S. dollar value of the assets of the Portfolio may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Portfolio may incur costs in connection with conversions between various currencies. The Portfolio will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for such trades.

     The Portfolio may enter into forward foreign currency exchange contracts in several circumstances. When the Portfolio enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Portfolio anticipates the receipt in a foreign currency of dividends or interest payments on a security which it holds, the Portfolio may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. By entering into a forward contract for a fixed amount of dollars, for the purchase or sale of the amount of foreign currency involved in the underlying transactions, the Portfolio will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Additionally, when the Portfolio anticipates that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the Portfolio's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of securities in foreign currencies will change as a consequence of market movements in the value of these securities between the date on which the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Portfolio intends to enter into such forward contracts to protect the value of portfolio securities on a continuous basis.

     Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with regard to overall diversification strategies. However, the management of the Fund believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the performance of the Portfolio will thereby be served. Except under circumstances where a segregated account is not required under the 1940 Act or the rules adopted thereunder, the Fund's Custodian will place cash, U.S. government securities, or high-grade debt securities into a segregated account of the Portfolio in an amount equal to the value of the Portfolio's total assets committed to the consummation of forward currency exchange contracts. If the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will be equal to the amount of such Portfolio's commitments with respect to the contracts.

     The Portfolio generally will not enter into a forward contract with a term of greater than one year. At the maturity of a forward contract, the Portfolio may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency.

     It is impossible to forecast with absolute precision the market value of a particular portfolio security at the expiration of the contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency that the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. Should forward prices decline during the period between the Portfolio's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio would suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.


     The Portfolio is not required to enter into such transactions with regard to their foreign currency-denominated securities. It also should be realized that this method of protecting the value of portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which one can achieve at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES CONTRACTS

     The Portfolio may enter into futures contracts and options on futures contracts for the purpose of remaining fully invested and reducing transactions costs. The Portfolio may also enter into futures contracts for hedging purposes. The Portfolio will not enter into futures contracts or options thereon for speculative purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Futures contracts, which are standardized as to maturity date and underlying financial instrument, are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.

     Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities or currencies, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

     Futures contracts on securities indices or other indices do not require the physical delivery of securities, but merely provide for profits and losses resulting from changes in the market value of a contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures position is simply closed out. Changes in the market value of a particular futures contract reflect changes in the level of the index on which the futures contract is based.

     Futures traders are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold for prices that may range upward from less than 5% of the value of the contract being traded.

     After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of an additional "variation" margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolio expects to earn interest income on their margin deposits. With respect to each long position in a futures contract or option thereon, the underlying commodity value of such contract will always be covered by cash and cash equivalents set aside plus accrued profits held at the futures commission merchant.

     The Portfolio may purchase and write call and put options on futures contracts, which are traded on a U.S. Exchange, and may enter into closing transactions with respect to such options to terminate an existing position. An option on a futures contract gives the purchaser the right (in return for the premium paid) to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the term of the option. Upon exercise of the option, the delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

     The Portfolio will purchase and write options on futures contracts for identical purposes to those set forth above for the purchase of a futures contract (purchase of a call option or sale of a put option) and the sale of a futures contract (purchase of a put option or sale of a call option), or to close out a long or short position in futures contracts.


     Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the underlying securities with futures contracts which they trade, and use futures contracts with the expectation of realizing profits from market fluctuations. The Portfolio intends to use futures contracts only for hedging purposes.

     Regulations of the CFTC applicable to the Portfolio requires that all futures transactions constitute bona fide hedging transactions except that a Portfolio may engage in futures transactions that do not constitute bona fide hedging to the extent that not more than 5% of the liquidation value of the Portfolio's total assets are required as margin deposits or premiums for such transactions. The Portfolio will sell futures contracts only to protect securities owned against declines in price or purchase contracts to protect against an increase in the price of securities intended for purchase. As evidence of this hedging interest, the Portfolio expects that approximately 75% of its futures contracts will be "completed"; that is, equivalent amounts of related securities will have been purchased or are being purchased by the Portfolio upon sale of open futures contracts.

     Although techniques other than the sale and purchase of futures contracts could be used to control the Portfolios' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Portfolio will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS. The Portfolio will enter into futures contract transactions to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of its total assets. In addition, the Portfolio will not enter into futures contracts to the extent that its outstanding obligations to purchase securities, under options, futures contracts and options on futures contracts would exceed 20% of its total assets.

RISK FACTORS IN FUTURES TRANSACTIONS. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contracts at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Portfolio would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Portfolio has insufficient cash, it may have to sell portfolio securities to meet its daily margin requirement at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Portfolio's ability to effectively hedge.

     The Portfolio will minimize the risk that it will be unable to close out a futures contract by entering only into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

     The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if, at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Portfolio engages in futures strategies only for hedging purposes, the Adviser does not believe that the Portfolio is subject to the risks of loss frequently associated with futures transactions. The Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security or currency and sold it after the decline.

     Utilization of futures transactions by the Portfolio does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities or currencies being hedged. It is also possible that the Portfolio could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by the Portfolio of margin deposits in the event of bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or related option.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.


SPECIAL RISKS ASSOCIATED WITH FORWARD CONTRACTS AND FUTURES CONTRACTS.

     Transactions in forward contracts and futures contracts are subject to the risk of governmental actions affecting trading in or the prices of currencies underlying such contracts, which could restrict or eliminate trading and could have a substantial adverse effect on the value of positions held by the Portfolio. In addition, the value of such positions could be adversely affected by a number of other complex political and economic factors applicable to the countries issuing the underlying currencies.

     Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying forward contracts, futures contracts and options. As a result, the available information on which the Portfolio's trading systems will be based may not be as complete as the comparable data on which the Portfolio makes investment and trading decisions in connection with securities and other transactions. Moreover, because the foreign currency market is a global, twenty-four hour market, events could occur on that market which will not be reflected in the forward, futures or options markets until the following day, thereby preventing the Portfolio from responding to such events in a timely manner.

     Settlements of over-the-counter forward contracts generally must occur within the country issuing the underlying currency, which in turn requires parties to such contracts to accept or make delivery of such currencies in conformity with any United States or foreign restrictions and regulations regarding the maintenance of foreign banking relationships, fees, taxes or other charges.

     In addition, over-the-counter transactions can only be entered into with a financial institution willing to take the opposite side, as principal, of the Portfolio's position unless the institution acts as broker and is able to find another counterparty willing to enter into the transaction with the Portfolio. Where no such counterparty is available, it will not be possible to enter into a desired transaction. There also may be no liquid secondary market in the trading of over-the-counter contracts, and the Portfolio may be unable to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. This in turn could limit the Portfolio's ability to realize profits or to reduce losses on open positions and could result in greater losses.

     Furthermore, over-the-counter transactions are not backed by the guarantee of an exchange's clearing corporation. The Portfolio will therefore be subject to the risk of default by, or the bankruptcy of, the financial institution serving as its counterparty. One or more of such institutions also may decide to discontinue its role as market-maker in a particular currency, thereby restricting the Portfolio's ability to enter into desired hedging transactions. The Portfolio will enter into over-the-counter transactions only with parties whose creditworthiness has been reviewed and found satisfactory by the Adviser.

     Forward contracts and currency swaps are not presently subject to regulation by the CFTC, although the CFTC may in the future assert or be granted authority to regulate such instruments. In such event, the Portfolio's ability to utilize forward contracts and currency swaps in the manner set forth above and in the Prospectus could be restricted.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX

     The investment objective of the Active Country Allocation Portfolio is to provide long-term capital appreciation by investing in accordance with country weightings determined by the Adviser in common stocks of non-U.S. issuers. The Adviser determines country allocations for the Portfolio on an ongoing basis within policy ranges dictated by each country's market capitalization and liquidity. The Portfolio will invest in industrialized countries throughout the world that comprise the Morgan Stanley Capital

International EAFE (Europe, Australia and the Far East) Index. The EAFE Index is one of seven International Indices, twenty National Indices and thirty-eight International Industry Indices making up the Morgan Stanley Capital International Indices.

     The Morgan Stanley Capital International EAFE Index is based on the share prices of 1066 companies listed on the stock exchanges of Europe, Australia, New Zealand and the Far East. "Europe" includes Austria, Belgium, Denmark, Finland, France, Germany, Italy, The Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. "Far East" includes Japan, Hong Kong and Singapore/Malaysia.

OPTIONS TRANSACTIONS

GENERAL INFORMATION. As stated in the Prospectus, the Portfolio may purchase and sell options on equity securities. Additional information with respect to option transactions is set forth below. Call and put options on equity securities are listed on various U.S. and foreign securities exchanges ("listed options") and are written in over-the-counter transactions ("OTC Options").

     Listed options are issued or guaranteed by the exchange on which they trade or by a clearing corporation, such as Options Clearing Corporation ("OCC") in the United States. Ownership of a listed call option gives the fund the right to buy from the clearing corporation or exchange, the underlying security covered by the option at the state exercise price (the price per unit of the underlying security or currency) by filing an exercise notice prior to the expiration date of the option. The writer (seller) of the option would then have the obligation to sell to the clearing corporation or exchange, the underlying security or currency at that exercise price prior to the expiration date of the option, regardless of its current market price. Ownership of listed put option would give the Portfolio the right to sell the underlying security or currency to the clearing corporation or exchange at the state exercise price. Upon notice of exercise of the put option, the writer of the option would have the obligation to purchase the underlying security from the clearing corporation or exchange at the exercise price.

     OTC options are purchased from or sold (written) to dealers of financial institutions which have entered into direct agreements with the Portfolio. With OTC options, such variables as expiration date exercise price and premium will be agreed upon between the Portfolio and the transactions dealer, without the intermediate of a third party such as a clearing corporation or exchange. If the transacting dealer fails to make or take delivery of the securities underlying an option it has written, in accordance with the terms of that option, the Portfolio would lose the premium paid for the option as well as any anticipated benefit of the transaction.

COVERED CALL WRITING. The Portfolio may write (i.e., sell) covered call options on portfolio securities. By doing so, the Portfolio would become obligated during the terms of the option to deliver the securities underlying the option should the option holder choose to exercise the option before the option's termination date. In return for the call it has written, the Portfolio will receive from the purchaser (or option holder) a premium which is the price of the option, less a commission charged by a broker. The Portfolio will keep the premium regardless of whether the option is exercised. A call option is "covered" if the Portfolio owns the security underlying the option it has written or has an absolute or immediate right to acquire the security by holding a call option on such security, or maintains a sufficient amount of cash, cash equivalents or liquid securities to purchase the underlying security. When the Portfolio writes covered call options, it augments its income by the premiums received and is thereby hedged to the extent of that amount against a decline in the price of the underlying securities and the premiums received will offset a portion of the potential loss incurred by the Portfolio if the securities underlying the options are ultimately sold by the Portfolio at a loss. However, during the option period, the Portfolio has, in return for the premium on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The size of premiums will fluctuate with varying market conditions.

COVERED PUT WRITING. The Portfolio may write covered put options on portfolio securities. By doing so, the Portfolio incurs an obligation to buy the security underlying the option from the purchaser of the put at the option's exercise price at any time during the option period, at the purchaser's election (certain listed and OTC options written by the Portfolio will be exercisable by the purchaser only on a specific date). Generally, a put option is "covered" if the Portfolio maintains cash, U.S. Government securities or other high grade debt obligations equal to the exercise price of the option or if the Portfolio holds a put option on the same underlying security with a similar or higher exercise price.

     The Portfolio will write put options to receive the premiums paid by purchasers; when the Adviser wishes to purchase the security underlying the option at a price lower than its current market price, in which case it will write the covered put at an exercise price reflecting the lower purchase price sought; and to close out long put option position.

PURCHASE OF PUT AND CALL OPTIONS. The Portfolio may purchase listed or OTC put or call options on its portfolio securities in amounts exceeding no more than 5% of its total assets. When the Portfolio purchases a call option it acquires the right to purchase a designated security at a designated price (the "exercise price"), and when the Portfolio purchases a put option it acquires the right to sell a designated security at the exercise price, in each case on or before a specified date (the "termination date"), usually not more than nine months from the date the option is issued.

     The Portfolio may purchase call options to close out a covered call position or to protect against an increase in the price of a security it anticipates purchasing. The Portfolio may purchase put options on securities which it holds in its portfolio only to protect itself against a decline in the value of the security. If the value of the underlying security were to fall below the exercise price of the put purchased in an amount greater than the premium paid for the option, the Portfolio would incur no additional loss. The Portfolio may also purchase put options to close out written put positions in a manner similar to call option closing purchase transactions.

     The amount the Portfolio pays to purchase an option is called a "premium", and the risk assumed by the Portfolio when it purchases an option is the loss of this premium. Because the price of an option tends to move with that of its underlying security, if the Portfolio is to make a profit, the price of the underlying security must change and the change must be sufficient to cover the premium and commissions paid. A price change in the security underlying the option does not assure a profit since prices in the options market may not always reflect such a change.

PORTFOLIO TURNOVER

    The portfolio turnover rate for a year is the lesser of the value of the purchases or sales for the year divided by the average monthly market value of the Portfolio for the year, excluding securities with maturities of one year or less. The rate of portfolio turnover will not be a limiting factor when the Portfolio deems it appropriate to purchase or sell securities for the Portfolio. However, the U.S. federal tax requirement that the Portfolio derive less than 30% of its gross income from the sale or disposition of securities held less than three months may limit the Portfolio's ability to dispose of its securities. See "Taxes."

SECURITIES LENDING

     The Portfolio may lend its investment securities to qualified institutional investors who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Portfolio. The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended (the "1940 Act"), or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "Commission") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank, or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receive reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments), any distributions on the loaned securities and any increase in their market value. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Directors of the Fund.

     At the present time, the staff of the Commission does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's Board of Directors. In addition, voting rights may pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.

                                      TAXES

     The following is only a summary of certain additional federal tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

     The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code") and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

     Each Portfolio within the Fund is generally treated as a separate corporation for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Portfolio separately, rather than to the Fund as a whole.

     The Portfolio intends to qualify and elect to be treated for each taxable year as a regulated investment company ("RIC") under Subchapter M of the Code. Accordingly, the Portfolio must, among other things, (a) derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and certain other related income, including, generally, certain gains from options, futures and forward contracts; (b) derive less than 30% of its gross income each taxable year from the sale or other disposition of the following items if held less than three months (A) stock or securities, (B) options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies), and (C) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related to the Portfolio's principal business of investing in stocks or securities (or options or futures with respect to stock or securities) (the "short-short test") and (c) diversify its holdings so that, at the end of each fiscal quarter of the Portfolio's taxable year, (i) at least 50% of the market value of the Portfolio's total assets is represented by cash and cash items, United States Government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater than 5% of the value of the Portfolio's total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than United States Government securities or securities of other RICs) of any one issuer or two or more issuers which the Portfolio controls and which are engaged in the same, similar, or related trades or business. For purposes of the 90% of gross income requirement described above, foreign currency gains which are not directly related to the Portfolio's principal business of investing in stock or securities (or options or futures with respect to stock or securities) may be excluded from income that qualifies under the 90% requirement.

     In addition to the requirements described above, in order to qualify as a RIC, the Portfolio must distribute at least 90% of its net investment income (which generally includes dividends, taxable interest, and the excess of net short-term capital gains over net long-term capital losses less operating expenses) and at least 90% of its net tax-exempt interest income, if any, to shareholders. If the Portfolio meets all of the RIC requirements, it will not be subject to federal income tax on any of its net investment income or capital gains that it distributes to shareholders.

     If the Portfolio fails to qualify as a RIC for any year, all of its income will be subject to tax at corporate rates, and its distributions (including capital gains distributions) will be taxable as ordinary income dividends to its shareholders to the extent of the Portfolio's current and accumulated earnings and profits, and will be eligible for the corporate dividends received deduction for corporate shareholders.

     The Portfolio will decide whether to distribute or to retain all or part of any net capital gains (the excess of net long-term capital gains over net short-term capital losses) in any year for reinvestment. If any such gains are retained, the Portfolio will pay federal income tax thereon, and, if the Portfolio makes an election, the shareholders will include such undistributed gains in their income, will increase their basis in Portfolio shares by 65% of the amount included in their income and will be able to claim their share of the tax paid by the Portfolio as a refundable credit against their federal income tax liability.

     A gain or loss realized by a shareholder on the sale or exchange of shares of the Portfolio held as a capital asset will be capital gain or loss, and such gain or loss will be long-term if the holding period for the shares exceeds one year, and otherwise will be short-term. Any loss realized on a sale or exchange of shares of the Portfolio will be disallowed to the extent the shares disposed of are replaced within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss realized by a shareholder on the disposition of shares held 6 months or less is treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares or any inclusion of undistributed capital gain with respect to such shares.

     The Portfolio will generally be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short- and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

     The Portfolio is required by federal law to withhold 31% of reportable payments (which may include dividends, capital gains distributions, and redemptions) paid to shareholders who have not certified on the Account Registration Form or on a separate form supplied by the Portfolio, that the Social Security or Taxpayer Identification Number provided is correct and that the shareholder is exempt from backup withholding or is not currently subject to backup withholding.

     For certain transactions, the Portfolio is required for federal income tax purposes to recognize as gain or loss its net unrealized gains and losses on forward currency and futures contracts as of the end of each taxable year, as well as those actually realized during the year. In most cases, any such gain or loss recognized with respect to a regulated futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Realized gain or loss attributable to a foreign currency forward contract is treated as 100% ordinary income. Furthermore, foreign currency futures contracts which are intended to hedge against a change in the value of securities held by the Portfolio may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition.

     As discussed above, in order for the Portfolio to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from certain qualifying income, including dividends, interest, income derived from loans of securities, and gains from the sale or other disposition of stock, securities or foreign currencies, or other related income, including gains from options, futures and forward contracts, derived with respect to its business of investing in stock, securities or currencies. Any net gain realized from the closing out of futures contracts will therefore generally be qualifying income for purposes of the 90% requirement. Qualification as a RIC also requires that less than 30% of a Portfolio's gross income be derived from the sale or other disposition of stock, securities, options, futures or forward contracts (including certain foreign currencies not directly related to the Fund's business of investing in stock or securities) held less than three months. In order to avoid realizing excessive gains on futures contracts held less than three months, the Portfolio may be required to defer the closing out of futures contracts beyond the time when it would otherwise be advantageous to do so.


           SPECIAL TAX CONSIDERATIONS RELATING TO FOREIGN INVESTMENTS

     Gains or losses attributable to foreign currency contracts, or to fluctuations in exchange rates that occur between the time the Portfolio accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Portfolio actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss to the

Portfolio. Similarly, gains or losses on disposition of debt securities denominated in a foreign currency attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss to the Portfolio. These gains or losses increase or decrease the amount of the Portfolio's net investment income available to be distributed as ordinary income to its shareholders.

     It is expected that the Portfolio will be subject to foreign withholding taxes with respect to its dividend and interest income from foreign countries, and the Portfolio may be subject to foreign income taxes with respect to other income. So long as more than 50% in value of the Portfolio's total assets at the close of the taxable year consists of stock or securities of foreign corporations, the Portfolio may elect to treat certain foreign income taxes imposed on it for United States federal income tax purposes as paid directly by its shareholders. The Portfolio will make such an election only if it deems it to be in the best interest of its shareholders and will notify shareholders in writing each year if it makes an election and of the amount of foreign income taxes, if any, to be treated as paid by the shareholders. If the Portfolio makes the election, shareholders will be required to include in income their proportionate shares of the amount of foreign income taxes treated as imposed on the Portfolio and will be entitled to claim either a credit (subject to the limitations discussed below) or, if they itemize deductions, a deduction, for their shares of the foreign income taxes in computing their federal income tax liability.

     Shareholders who choose to utilize a credit (rather than a deduction) for foreign taxes will be subject to a number of complex limitations regarding the availability and utilization of the credit. Because of these limitations, shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income taxes paid by the Portfolio. Shareholders are urged to consult their tax advisors regarding the application of these rules to their particular circumstances.


                         TAXES AND FOREIGN SHAREHOLDERS

     Taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation, or a foreign partnership ("Foreign Shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

     If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, distributions of net investment income plus the excess of net short-term capital gains over net long-term capital losses will be subject to U.S. withholding tax at the rate of 30% (or such lower treaty rate as may be applicable) upon the gross amount of the dividend. Furthermore, Foreign Shareholders will generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, distributions of net long-term capital gains, and amounts retained by the Fund which are designated as undistributed capital gains.

     If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a Foreign Shareholder, then distributions from the Portfolio and any gains realized upon the sale of shares of the Portfolio, will be subject to U.S. federal income tax at the rates applicable to U.S. citizens and residents or domestic corporations.

     The Portfolio may be required to withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless the Foreign Shareholder complies with Internal Revenue Service certification requirements.

     The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described here. Furthermore, Foreign Shareholders are strongly urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Portfolio, including the potential application of the provisions of the Foreign Investment in Real Estate Property Tax Act of 1980, as amended.

                               PURCHASE OF SHARES

     The following supplements the Purchase of Shares section in the Prospectus.

     The purchase price of shares of the Portfolio is the net asset value next determined after the order is received. An order received prior to the regular close of the New York Stock Exchange (the "NYSE") will be executed at the price computed on the date of receipt; and an order received after the regular close of the NYSE will be executed at the price computed on the next day the NYSE is open. Shares of the Fund may be purchased on any day the NYSE is open. The NYSE will be closed on the following days: Labor Day, September 4, 1995; Thanksgiving Day, November 23, 1995; Christmas Day, December 25, 1995; New Year's Day, January 1, 1996; Presidents' Day, February 19, 1996; and Good Friday, April 5, 1996; Memorial Day, May 27, 1996; Independence Day, July 4, 1996.

     The Portfolio reserves the right in its sole discretion (i) to suspend the offering of its shares, (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Fund, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Portfolio's shares.

                              REDEMPTION OF SHARES

     The following supplements the Redemption of Shares section in the Prospectus.

The Portfolio may suspend redemption privileges or postpone the date of payment
(i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (ii) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for the Portfolio to dispose of securities owned by it, or fairly to determine the value of its assets, and (iii) for such other periods as the Commission may permit.

     No charge is made by the Portfolio for redemptions. Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Portfolio.

     To protect your account and the Fund from fraud, signature guarantees are required for certain redemptions. Signature guarantees enable the Fund to verify the identity of the person who has authorized a redemption from your account. Signature guarantees are required in connection with: (1) all redemptions, regardless of the amount involved, when the proceeds are to be paid to someone other than the registered owner(s) and/or registered address; and
(2) share transfer requests.

     A guarantor must be a bank, a trust company, a member firm of a domestic stock exchange, or a foreign branch of any of the foregoing. Notaries public are not acceptable guarantors.

     The signature guarantees must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.


                              SHAREHOLDER SERVICES

     The following supplements the Shareholder Services section in the Prospectus.

EXCHANGE PRIVILEGE

     Shares of the Portfolio may be exchanged for shares of the same class of shares of any other Portfolio of the Fund (except the International Equity Portfolio). Exchange requests should be sent to Morgan Stanley Institutional Fund, Inc., P.O. Box 2798, Boston, Massachusetts 02208-2798.

     Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or charge of any kind. Before making an exchange, a shareholder should consider the investment objectives of the Portfolio to be purchased.

     Exchange requests may be made either by mail or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Fund for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 4:00 p.m. (Eastern Time) will be processed as of the close of business on the same day. Requests received after these times will be processed on the next business day. Exchanges may be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Directors to assure that such exchanges do not disadvantage the Fund and its shareholders.

     For federal income tax purposes an exchange between Portfolios is a taxable event for shareholders subject to tax, and, accordingly, a gain or loss may be realized. The exchange privilege may be modified or terminated at any time.

TRANSFER OF SHARES

     Shareholders may transfer shares of the Portfolio to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "Redemption of Shares." As in the case of redemptions, the written request must be received in good order before any transfer can be made.


                             INVESTMENT LIMITATIONS

     The Portfolio has adopted the following restrictions which are fundamental policies and may not be changed without the approval of the lesser of: (1) at least 67% of the voting securities of the Portfolio present at a meeting if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio. The Portfolio will not:

     (1) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Portfolio from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

     (2) purchase or sell real estate, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

     (3) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

     (4) (i) purchase more than 10% of any class of the outstanding voting securities of any issuer and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer;

     (5) issue senior securities and will not borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     (6) underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities;

     (7) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; provided, however, that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and

     (8) write or acquire options or interests in oil, gas or other mineral exploration or development programs.

     In addition, the Portfolio has adopted non-fundamental investment limitations as stated below and in its Prospectus. Such limitations may be changed without shareholder approval. The Portfolio will not:

     (1) purchase on margin or sell short, except (i) the Portfolio may enter into option transactions to the extent that not more than 5% of the Portfolio's total assets are required as deposits to secure obligations under options and not more than 20% of its total assets are invested in options, futures contracts and options on futures contracts at any time, and (ii) as specified above in Fundamental Policy No. (1);

     (2) purchase or retain securities of an issuer if those Officers and Directors of the Fund or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities;

     (3) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value;

     (4) invest for the purpose of exercising control over management of any company;

     (5) invest its assets in securities of any investment company, except by purchase in the open market involving only customary brokers' commissions or in connection with mergers, acquisitions of assets or consolidations and except as may otherwise be permitted by the 1940 Act;

     (6) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation;

     (7) purchase warrants if, by reason of such purchase, more than 5% of the value of the Portfolio's net assets (taken at market value) would be invested in warrants, valued at the lower of cost or market. Included within this amount, but not to exceed 2% of the value of the Portfolio's net assets, may be warrants that are not listed on a recognized stock exchange;

     (8)  invest in real estate limited partnership interests;

     (9) make loans except (i) by purchasing bonds, debentures or similar obligations (including repurchase agreements, subject to the limitation as described in the Prospectuses) that are publicly distributed, and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act or the Rules and Regulations or interpretations of the Commission thereunder;

     (10) invest in oil, gas or other mineral leases; and

     (11) purchase puts, calls, straddles, spreads and any combination thereof if for any reason thereof the value of its aggregate investment in such classes of securities will exceed 5% of its total assets, except that the Portfolio may enter into option transactions to the extent that not more than 5% of the Portfolio's total assets are required as deposits to secure obligations under options and not more than 20% of its total assets are invested in options, futures contracts and options on futures contracts at any time.

     The percentage limitations contained in these restrictions apply at the time of purchase of securities.


                  DETERMINING MATURITIES OF CERTAIN INSTRUMENTS

     Generally, the maturity of a portfolio instrument shall be deemed to be the period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. However, instruments having variable or floating interest rates or demand features may be deemed to have remaining maturities as follows: (1) a Government Obligation with a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (b) an instrument with a variable rate of interest, the principal amount of which is scheduled on the face of the instrument to be paid in one year or less, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate; (c) an instrument with a variable rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand;
(d) an instrument with a floating rate of interest that is subject to a demand feature may be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand; and (e) a repurchase agreement may be deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is scheduled to occur, or where no date is specified, but the agreement is subject to demand, the notice period applicable to a demand for the repurchase of the securities.


                             MANAGEMENT OF THE FUND

OFFICERS AND DIRECTORS

     The Fund's officers, under the supervision of the Board of Directors, manage the day-to-day operations of the Fund. The Directors set broad policies for the Fund and choose its officers. Three Directors and all of the officers of the Fund are directors, officers or employees of the Fund's adviser, distributor or administrative services provider. The Directors are also directors of other open-end funds advised by Morgan Stanley Asset Management Inc. (collectively with the Fund, the "Open-end Fund Complex"). Officers of the Fund are also officers of some or all of the other investment companies managed, administered, advised or distributed by Morgan Stanley Asset Management Inc. or its affiliates. The other Directors have no affiliation with the Fund's adviser, distributor or administrative services provider. A list of the Directors and officers of the Fund and a brief statement of their present positions and principal occupations during the past five years is set forth below:

                                                  PRINCIPAL OCCUPATION DURING
NAME, ADDRESS AND AGE      POSITION WITH FUND           PAST FIVE YEARS
---------------------      ------------------     ---------------------------
Barton M. Biggs*           Chairman and           Chairman and Director of
1221 Avenue of the         Director               Morgan Stanley Asset
Americas                                          Management Incorporated and
New York, NY 10020                                Morgan Stanley Asset Management
(62)                                              Limited; Managing Director
                                                  of Morgan Stanley & Co.,
                                                  Inc.; Director of Morgan
                                                  Stanley Group Inc.; Member
                                                  of International Advisory
                                                  Counsel of the Thailand
                                                  Fund; Chairman and Director
                                                  of The Brazilian Investment
                                                  Fund, Inc., The Latin
                                                  American Discovery Fund,
                                                  Inc., The Malaysia Fund,
                                                  Inc., Morgan Stanley Africa
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley Asia-Pacific
                                                  Fund, Inc., Morgan Stanley
                                                  Emerging Markets Debt Fund,
                                                  Inc., Morgan Stanley
                                                  Emerging Markets Fund,
                                                  Inc., Morgan Stanley Fund
                                                  Inc., Morgan Stanley Global
                                                  Opportunity Bond Fund,
                                                  Inc., Morgan Stanley High
                                                  Yield Fund, Inc., Morgan
                                                  Stanley India Investment
                                                  Fund, Inc., Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.

Warren J. Olsen*           Director and           Principal of Morgan Stanley
1221 Avenue of the         President              & Co. Incorporated; Principal
Americas                                          of Morgan Stanley Asset
New York, NY 10020                                Management Inc.; President
(39)                                              and Director of The
                                                  Brazilian Investment Fund,
                                                  Inc., The Latin American
                                                  Discovery Fund, Inc., The
                                                  Malaysia Fund, Inc., Morgan
                                                  Stanley Africa Investment
                                                  Fund, Inc., Morgan Stanley
                                                  Asia-Pacific Fund, Inc.,
                                                  Morgan Stanley Emerging
                                                  Markets Debt Fund, Inc.,
                                                  Morgan Stanley Emerging
                                                  Markets Fund, Inc., Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Global Opportunity
                                                  Bond Fund, Inc., Morgan
                                                  Stanley High Yield Fund,
                                                  Inc., Morgan Stanley India
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc., and The Turkish
                                                  Investment Fund, Inc.

John D. Barrett, II        Director               Chairman and Director of
521 Fifth Avenue                                  Barrett Associates, Inc.
New York, NY 10135                                (investment counseling);
(60)                                              Director of the Ashforth
                                                  Company (real estate);
                                                  Director of the Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Institutional Fund,
                                                  Inc. and PCS Cash Fund,
                                                  Inc.


                                                  PRINCIPAL OCCUPATION DURING
NAME, ADDRESS AND AGE      POSITION WITH FUND           PAST FIVE YEARS
---------------------      ------------------     ---------------------------
Gerard E. Jones            Director               Partner in Richards &
43 Arch Street                                    O'Neil L.L.P. (law firm);
Greenwich, CT 06830                               Director of the Morgan
(58)                                              Stanley Fund, Inc., Morgan
                                                  Stanley Institutional Fund,
                                                  Inc. and PCS Cash Fund,
                                                  Inc.

Andrew McNally IV          Director               Chairman and Chief
8255 North Central                                Executive Officer of Rand
Park Avenue                                       McNally (Publication);
Skokie, IL 60076                                  Director of Allendale
(54)                                              Insurance Co., Mercury
                                                  Finance (consumer finance);
                                                  Zenith Electronics,
                                                  Hubbell, Inc. (industrial
                                                  electronics); Director of
                                                  the Morgan Stanley Fund,
                                                  Inc., Morgan Stanley
                                                  Institutional Fund, Inc.
                                                  and PCS Cash Fund, Inc.

Samuel T. Reeves           Director               Chairman of the Board and
8211 North Fresno Street                          CEO, Pinacle L.L.C.
Fresno, CA 93720                                  (investment firm);
(61)                                              Director, Pacific Gas and
                                                  Electric and PG&E
                                                  Enterprises (utilities);
                                                  Director of the Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Institutional Fund,
                                                  Inc. and PCS Cash Fund,
                                                  Inc.

Fergus Reid                Director               Chairman and Chief
85 Charles Colman Blvd                            Executive Officer of
Pawling, NY 12564                                 LumeLite Corporation
(63)                                              (injection molding firm);
                                                  Trustee and Director of
                                                  Vista Mutual Fund Group;
                                                  Director of the Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Institutional Fund,
                                                  Inc. and PCS Cash Fund,
                                                  Inc.

Frederick O. Robertshaw    Director               Of Counsel, Bryan, Cave
2800 North Central Avenue                         (law firm); Previously
Phoenix, AZ 85004                                 associated with Copple,
(61)                                              Chamberlin & Boehm, P.C.
                                                  and Rake, Copple, Downey &
                                                  Black, P.C. (law firms);
                                                  Director of the Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Institutional Fund,
                                                  Inc. and PCS Cash Fund,
                                                  Inc.



                                                  PRINCIPAL OCCUPATION DURING
NAME, ADDRESS AND AGE      POSITION WITH FUND           PAST FIVE YEARS
---------------------      ------------------     ---------------------------
Frederick B. Whittemore*   Director               Advisory Director of Morgan
1251 Avenue of the                                Stanley & Co. Incorporated; Vice-
Americas, 30th Flr.                               Chairman and Director of
New York, NY 10020                                The Brazilian Investment
(65)                                              Fund, Inc., The Latin
                                                  American Discovery Fund,
                                                  Inc., The Malaysia Fund,
                                                  Inc., Morgan Stanley Africa
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley Asia-Pacific
                                                  Fund, Inc., Morgan Stanley
                                                  Emerging Markets Debt Fund,
                                                  Inc., Morgan Stanley
                                                  Emerging Markets Fund,
                                                  Inc., Morgan Stanley Fund,
                                                  Inc., Morgan Stanley Global
                                                  Opportunity Bond Fund,
                                                  Inc., Morgan Stanley High
                                                  Yield Fund, Inc., Morgan
                                                  Stanley India Investment
                                                  Fund, Inc., Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.

James W. Grisham           Vice President         Principal of Morgan Stanley
1221 Avenue of the                                & Co. Incorporated; Principal
Americas                                          of Morgan Stanley Asset
New York, NY 10020                                Management Inc.; Vice
(54)                                              President of The Brazilian
                                                  Investment Fund, Inc., The
                                                  Latin American Discovery
                                                  Fund, Inc., The Malaysia
                                                  Fund, Inc., Morgan Stanley
                                                  Africa Investment Fund,
                                                  Inc., Morgan Stanley Asia-
                                                  Pacific Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Debt Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Fund, Inc., Morgan Stanley
                                                  Fund, Inc., Morgan Stanley
                                                  Global Opportunity Bond
                                                  Fund, Inc., Morgan Stanley
                                                  High Yield Fund, Inc.,
                                                  Morgan Stanley India
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.




                                                  PRINCIPAL OCCUPATION DURING
NAME, ADDRESS AND AGE      POSITION WITH FUND           PAST FIVE YEARS
---------------------      ------------------     ---------------------------
Harold J. Schaaff, Jr.     Vice President         Principal of Morgan Stanley
1221 Avenue of the                                & Co. Incorporated; Principal,
Americas                                          General Counsel and Secretary of Morgan
New York, NY 10020                                Stanley Asset Management Inc.; Vice
(35)                                              President of The Brazilian
                                                  Investment Fund, Inc., The
                                                  Latin American Discovery
                                                  Fund, Inc., The Malaysia
                                                  Fund, Inc., Morgan Stanley
                                                  Africa Investment Fund,
                                                  Inc., Morgan Stanley Asia-
                                                  Pacific Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Debt Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Fund, Inc., Morgan Stanley
                                                  Fund, Inc., Morgan Stanley
                                                  Global Opportunity Bond
                                                  Fund, Inc., Morgan Stanley
                                                  High Yield Fund, Inc.,
                                                  Morgan Stanley India
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.

Joseph P. Stadler          Vice President         Vice President of Morgan
1221 Avenue of the                                Stanley Asset Management
Americas                                          Inc.; Previously with Price
New York, NY 10020                                Waterhouse LLP (accounting);
(41)                                              Vice President of The
                                                  Brazilian Investment Fund,
                                                  Inc., The Latin American
                                                  Discovery Fund, Inc., The
                                                  Malaysia Fund, Inc., Morgan
                                                  Stanley Africa Investment
                                                  Fund, Inc., Morgan Stanley
                                                  Asia-Pacific Fund, Inc.,
                                                  Morgan Stanley Emerging
                                                  Markets Debt Fund, Inc.,
                                                  Morgan Stanley Emerging
                                                  Markets Fund, Inc., Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Global Opportunity
                                                  Bond Fund, Inc., Morgan
                                                  Stanley High Yield Fund,
                                                  Inc., Morgan Stanley India
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.



                                                  PRINCIPAL OCCUPATION DURING
NAME, ADDRESS AND AGE      POSITION WITH FUND           PAST FIVE YEARS
---------------------      ------------------     ---------------------------
Valerie Y. Lewis           Secretary              Vice President of Morgan
1221 Avenue of the                                Stanley Asset Management
Americas                                          Inc.; Previously with
New York, NY 10020                                Citicorp (banking);
(39)                                              Secretary of The Brazilian
                                                  Investment Fund, Inc., The
                                                  Latin American Discovery
                                                  Fund, Inc., The Malaysia
                                                  Fund, Inc., Morgan Stanley
                                                  Africa Investment Fund,
                                                  Inc., Morgan Stanley Asia-
                                                  Pacific Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Debt Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Fund, Inc., Morgan Stanley
                                                  Fund, Inc., Morgan Stanley
                                                  Global Opportunity Bond
                                                  Fund, Inc., Morgan Stanley
                                                  High Yield Fund, Inc.,
                                                  Morgan Stanley India
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The PCS Cash
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.

Karl O. Hartmann           Assistant Secretary    Senior Vice President,
73 Tremont Street                                 Secretary and General
Boston, MA 02108-3913                             Counsel of Chase Global
(40)                                              Funds Services Company;
                                                  Previously with Leland, O'Brien,
                                                  Rubinstein Associates, Inc.
                                                  [(investments)].

James R. Rooney            Treasurer              Assistant Vice President,
73 Tremont Street                                 Chase Global Funds Services
Boston, MA 02108-3913                             Company; Manager of Fund
(37)                                              Administration; Previously
                                                  with Scudder, Stevens &
                                                  Clark, Inc. (investments);
                                                  and Ernst & Young LLP
                                                  (accounting); Treasurer of
                                                  The Brazilian Investment
                                                  Fund, Inc., The Latin
                                                  American Discovery Fund, Inc.,
                                                  The Malaysia Fund, Inc.,
                                                  Morgan Stanley Africa
                                                  Investment Fund, Inc., Morgan
                                                  Stanley Asia-Pacific Fund,
                                                  Inc., Morgan Stanley Emerging
                                                  Markets Debt Fund, Inc.,
                                                  Morgan Stanley Emerging
                                                  Markets Fund, Inc., Morgan
                                                  Stanley Fund, Inc., Morgan
                                                  Stanley Global Opportunity
                                                  Bond Fund, Inc., Morgan
                                                  Stanley High Yield Fund, Inc.,
                                                  Morgan Stanley India
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.




                                                  PRINCIPAL OCCUPATION DURING
NAME, ADDRESS AND AGE      POSITION WITH FUND           PAST FIVE YEARS
---------------------      ------------------     ---------------------------
Joanna Haigney             Assistant Treasurer    Supervisor of Fund
73 Tremont Street                                 Administration and
Boston, MA  02108-3913                            Compliance, Chase Global
(29)                                              Funds Services Company;
                                                  Previously with Coopers &
                                                  Lybrand L.L.P.; Assistant
                                                  Treasurer of The Brazilian
                                                  Investment Fund, Inc., The
                                                  Latin American Discovery
                                                  Fund, Inc., The Malaysia
                                                  Fund, Inc., Morgan Stanley
                                                  Africa Investment Fund,
                                                  Inc., Morgan Stanley Asia-
                                                  Pacific Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Debt Fund, Inc., Morgan
                                                  Stanley Emerging Markets
                                                  Fund, Inc., Morgan Stanley
                                                  Fund, Inc., Morgan Stanley
                                                  Global Opportunity Bond
                                                  Fund, Inc., Morgan Stanley
                                                  High Yield Fund, Inc.,
                                                  Morgan Stanley India
                                                  Investment Fund, Inc.,
                                                  Morgan Stanley
                                                  Institutional Fund, Inc.,
                                                  The Pakistan Investment
                                                  Fund, Inc., The Thai Fund,
                                                  Inc. and The Turkish
                                                  Investment Fund, Inc.

______________

*    "Interested Person" within the meaning of the 1940 Act.



REMUNERATION OF DIRECTORS AND OFFICERS

     Effective June 28, 1995, the Open-end Fund Complex will pay each of the nine Directors who is not an "interested person" an annual aggregate fee of $55,000, plus out-of-pocket expenses. The Open-end Fund Complex will pay each of the members of the Fund's Audit Committee, which consists of the Fund's Directors who are not "interested persons," an additional annual aggregate fee of $10,000 for serving on such committee. The allocation of such fees will be among the three funds in the Open-end Fund Complex in direct proportion to their respective average net assets. For the fiscal year ended December 31, 1994, the Fund paid approximately $83,000 in Directors' fees and expenses. Directors who are also officers or affiliated persons receive no remuneration for their services as Directors. The Fund's officers are paid by the Adviser or its agents. As of February 1, 1995, to Fund management's knowledge, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of each portfolio of the Fund. The following table shows aggregate compensation paid to each of the Fund's Directors by the Fund and the Fund Complex, respectively, in the fiscal year ended December 31, 1994.

                                      COMPENSATION TABLE


------------------------------------------------------------------------------------------------------
     (1)                    (2)               (3)                   (4)              (5)
     NAME OF                AGGREGATE         PENSION OR            ESTIMATED        TOTAL
     PERSON,                COMPENSATION      RETIREMENT            ANNUAL           COMPENSATION
     POSITION               FROM              BENEFITS ACCRUED      BENEFITS         FROM REGISTRANT
                            REGISTRANT        AS PART OF FUND       UPON             AND FUND COMPLEX
                                              EXPENSE               RETIREMENT       PAID TO DIRECTORS
------------------------------------------------------------------------------------------------------
Frederick B. Whittemore,*        $15,750        $                     $                   $67,800
Director and Chairman of
the Board

John P. Britton,**                16,500                                                   27,550
Director

George R. Bunn, Jr.,**            18,350                                                   29,400
Director

A. Macdonald Caputo,**               N/A                                                     N/A
Director

Gerard E. Jones,*                 15,750                                                   85,584
Director

Peter E. deSvastich,**            15,750                                                   40,058
Director

Warren J. Olsen,*                   N/A                                                      N/A
Director and President

_______________

*    As of June 28, 1995, the following persons were elected Directors of the
     Fund: Barton M. Biggs, John D. Barrett II, Gerard E. Jones, Andrew McNally IV, Warren J. Olsen, Samuel T. Reeves, Fergus Reid, Frederick O. Robertshaw and Frederick B. Whittemore.

**   Resigned effective June 28, 1995.




INVESTMENT ADVISORY AND ADMINISTRATIVE AGREEMENTS

     Morgan Stanley Asset Management Inc. ("MSAM" or the "Adviser") is a wholly-owned subsidiary of Morgan Stanley Group Inc. The principal offices of Morgan Stanley Group Inc. are located at 1221 Avenue of the Americas, New York, NY 10020. As compensation for advisory services for the year ended October 31, 1992, the two months ended December 31, 1992, the fiscal years ended December 31, 1993 and December 31, 1994, the Adviser earned fees of approximately $8,312,000, $1,725,000, $17,539,000 and $34,338,000, respectively, and from such fees voluntarily waived fees of $962,000, $600,000, $3,037,000 and $2,640,000, respectively. For the year ended October 31, 1992, the two months ended December 31, 1992, the fiscal years ended December 31, 1993 and December 31, 1994, the Fund paid brokerage commissions of approximately $3,477,000, $370,000, $5,827,000 and $7,287,293, respectively. For the year ended
October 31, 1992, the two months ended December 31, 1992, the fiscal years ended December 31, 1993 and December 31, 1994, the Fund paid in the aggregate $66,600, $4,000, $797,000 and $796,000, respectively, as brokerage commissions to Morgan Stanley & Co. Incorporated, an affiliated broker-dealer, which represented 2%, 1%, 13% and 11% of the total amount of brokerage commissions paid in each respective period. For the year ended October 31, 1992, the two months ended December 31, 1992 and the fiscal years ended December 31, 1993 and December 31, 1994, the Fund paid administrative fees to MSAM of approximately $2,624,000, $542,000, $4,662,000 and $4,458,000, respectively.

     Pursuant to the MSAM Administration Agreement between the Adviser and the Fund, the Adviser provides Administrative Services. For its services under the Administration Agreement, the Fund pays the Adviser a monthly fee which on an annual basis equals 0.15 of 1% of the average daily net assets of each portfolio.

     Under an Agreement between the Adviser and The Chase Manhattan Bank, N.A. ("Chase", successor in interest to United States Trust Company of New York,) Chase Global Funds Services Company ("CGFSC", formerly Mutual Funds Service Company, and now a Chase subsidiary) provides certain administrative services to the Fund. CGFSC provides operational and administrative services to investment companies with approximately $61 billion in assets and having approximately 217,452 shareholder accounts as of September 30, 1995. CGFSC's business address is 73 Tremont Street, Boston, Massachusetts 02108-3913.

CODE OF ETHICS

     The Board of Directors of the Fund has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act which incorporates the Code of Ethics of the Adviser (together, the "Codes"). The Codes significantly restrict the personal investing activities of all employees of the Adviser and, as described below, impose additional, more onerous, restrictions on the Fund's investment personnel.

     The Codes require that all employees of the Adviser preclear any personal securities investment (with limited exceptions, such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The substantive restrictions applicable to all employees of the Adviser include a ban on acquiring any securities in a "hot" initial public offering and a prohibition from profiting on short-term trading in securities. In addition, no employee may purchase or sell any security that at the time is being purchased or sold (as the case may be), or to the knowledge of the employee is being considered for purchase or sale, by any fund advised by the Adviser. Furthermore, the Codes provide for trading "blackout periods" that prohibit trading by investment personnel of the Fund within periods of trading by the Fund in the same (or equivalent) security.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The names and addresses of the holders of 5% or more of the outstanding shares of any class of the Fund as of October 23, 1995 and the percentage of outstanding shares of such classes owned beneficially or of record by such shareholders as of such date are, to Fund management's knowledge, as follows:

ACTIVE COUNTRY ALLOCATION PORTFOLIO: The Trustees of Columbia University in the City of New York, 475 Riverside Drive, Suite 401, New York, NY 10115, owned 16% of such Portfolio's total outstanding shares.

Oglebay Norton Company, 1100 Superior Avenue, Cleveland, OH 44114-2598, owned 11% of such Portfolio's total outstanding shares.

City of New York Deferred Compensation Plan, 40 Rector Street, 3rd Floor, New York, NY 10006, owned 12% of such Portfolio's total outstanding shares.

The Finn Foundation, Northern Trust Co., Master Trust Dept., P.O. Box 92984, Chicago, IL 60675, owned 8% of such Portfolio's total outstanding shares.

Strafe & Co., F/A/O/ in Thomson Consumer Electronics, 235 West Schrock Road, Westerville, OH 43081, owned 7% of such Portfolio's total outstanding shares.

Sahara Enterprises, Inc., 3 First National Plaza, Suite 2000, Chicago, IL 60602-4260, owned 6% of such Portfolio's total outstanding shares.

AGGRESSIVE EQUITY PORTFOLIO: Kinghugh S.A. C/O Office of Directors Apt. A, 11th floor, Chin Lan Bldg., 306 Tun HWA Rd. South Taipei, owned 13% of such Portfolio's total outstanding shares.

Valassis Enterprises - Equity, C/O Franklin Enterprises, 520 Lake Cook Road Suite 380, Deerfield, IL 60015, owned 17% of such Portfolio's total outstanding shares.

Heinz C. Prechter, ASC Incorporated C/O Mr. David Treadwell, One Heritage Place Suite 400, Southgate, MI 48195, owned 8% of such Portfolio's total outstanding shares.

ASIAN EQUITY PORTFOLIO: Association De Biefsaissance Et De Retraite Des Pollciers De La Communaute Urbaine De Montreal, 480 Gilford Street, Montreal, Quebec H2l1N3, owned 9% of such Portfolio's total outstanding shares.

BALANCED PORTFOLIO: The American Roentgen Ray Society, 1891 Preston White Drive, Reston, VA 22091-5431, owned 21% of such Portfolio's total outstanding shares.

EMERGING GROWTH PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 18% of such Portfolio's total outstanding shares.

Allendale Mutual Insurance Co., P.O. Box 7500, Johnston, RI 02919-0750, owned 7% of such Portfolio's total outstanding shares.

Claude Worthington Benedum Foundation, 1400 Benedum Trees Building, Pittsburgh, PA 15222, owned 6% of such Portfolio's total outstanding shares.

EMERGING MARKETS DEBT PORTFOLIO: Northwestern University, 633 Clark Street, Evanston, IL 60208-1122, owned 13% of such Portfolio's total outstanding shares.

Swarthmore College, 500 College Avenue, Swarthmore, PA 19081-1110, owned 7% of such Portfolio's total outstanding shares.

EMERGING MARKETS PORTFOLIO: Ministers & Missionaries Benefit Board of the American Baptist Churches, 475 Riverside Drive, New York, NY 10115, owned 11% of such Portfolio's total outstanding shares.

Ewing Marion Kauffman Foundation, 4900 Oak Street, Kansas City, MO 11227, owned 9% of such Portfolio's total outstanding shares.

EQUITY GROWTH PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675, owned 30% of such Portfolio's total outstanding shares.

FIXED INCOME PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 23% of such Portfolio's total outstanding shares.

Brooks School, c/o Mr. Frank Marino, North Andover, MA 01845, owned 6% of such Portfolio's total outstanding shares.

GLOBAL EQUITY PORTFOLIO: Robert College of Istanbul Turkey C/O Morgan Stanley Asset Management, 25 Cabot Square, London, England E144QA, owned 43% of such Portfolio's total outstanding shares.


Boston Safe Deposit and Trust Company as Custodian for the MBTA Retirement Fund, 99 Summer Street Suite 1700, Boston, MA 02110, owned 22% of such Portfolio's total outstanding shares.

JM Kaplan Fund, Inc., 880 Third Avenue 3rd floor, New York, NY 10022, owned 10% of such Portfolio's total outstanding shares.

Divtex and Company FBO, Pritchard Hubble and Herr C/O Texas Commerce Bank, P.O. Box 951405, Dallas, TX 75395, owned 8% of such Portfolio's total outstanding shares.

Leonard X Bosach U Bettie Kruger Foundation C/O David C. Soward & Capital Inc., 8422 - 154th Avenue NE, Redmond, WA 98052, owned 6% of such Portfolio's total outstanding shares.

GLOBAL FIXED INCOME PORTFOLIO: Farm Credit Bank Retirement Plan, Columbia District American Industries Trust Company Trustee, 5700 NW Central Drive, 4th Floor, Houston, TX 77092, owned 14% of such Portfolio's total outstanding shares.

Northern Trust Company as Custodian FBO The Lund Foundation, P.O. Box 92956, Chicago, IL 60675, owned 12% of such Portfolio's total outstanding shares.

The Northern Trust Customer FBO Resort Condominiums International, P.O. Box 92956, Chicago, IL 60675-2956, owned 7% of such Portfolio's total outstanding shares.

Divtex and Co., FBO Pritchard Hubble and Herr, c/o Texas Commerce Bank, P.O. Box 951405, Dallas, TX 75395-1405, owned 6% of such Portfolio's total outstanding shares.

GOLD PORTFOLIO: Judith L. Biggs, 390 Riversville Road, Greenwich, CT 06831, owned 23% of such Portfolio's total outstanding shares.

Ms. Charlotte Beers Ogilvy & Mather, 309 West 49th Street 12th floor, New York, NY 10019, owned 13% of such Portfolio's total outstanding shares.

Trust U/A Sixth Will of Howard Ross, c/o James H. Ross, Rossrock Company, Inc., 150 East 52nd Street, New York, NY 10020, owned 11% of such Portfolio's total outstanding shares.

Richard L. Davis, 14450 TC Jester Suite 170, Houston, TX 77014, owned 6% of such Portfolio's total outstanding shares.

HIGH YIELD PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675-2956, owned 26% of such Portfolio's total outstanding shares.

Valassis Enterprises - Equity, c/o Franklin Enterprises, 520 Lake Cook Road, Suite 380, Deerfield, IL 60015, owned 18% of such Portfolio's total outstanding shares.

Stockton Trust Partnership, 7373 North Scottsdale Raod, A-188, Scottsdale, AZ 85253, owned 8% of such Portfolio's total outstanding shares.

INTERNATIONAL EQUITY PORTFOLIO: William Penn Foundation, 1630 Locust Street, Philadelphia, PA 19103, owned 5% of such Portfolio's total outstanding shares.

INTERNATIONAL SMALL CAP PORTFOLIO: The Short Brothers Pension Fund, P.O. Box 241, Airport Road, Belfast, N. Ireland, owned 10% of such portfolio's total outstanding shares.

The Casey Family Program, 1300 Dexter Avenue, Suite 400, Seattle, WA 98109-3547, owned 8% of such Portfolio's total outstanding shares.

Trustees of Boston College Attn: Paul Haran Associates Treasurer, St. Thomas More Hall 310, Chestnut Hill, MA 02167, owned 7% of such Portfolio's total outstanding shares.

General Mills Inc., Master Trust: Pooled International Fund, One General Mills Blvd., Minneapolis, MN 55426, owned 7% of such Portfolio's total outstanding shares.

LATIN AMERICA: Barton M. Biggs, 390 Riversville Road, Greenwich, CT 06830, owned 5% of such Portfolio's total outstanding shares.

MUNICIPAL BOND PORTFOLIO: Kevin W. Smith, 570 Arvida Parkway, Coral Gables, FL 33156, owned 11% of such Portfolio's total outstanding shares.

Daniel F. McDonald and Maria J. McDonald, 850 Old Dominion Drive, McLean, VA 22102, owned 11% of such Portfolio's total outstanding shares.

James A. Rutherford, c/o Wingset Inc., 15 S. High Street, P.O. Box 166, New Albany, OH 43054-0166, owned 6% of such Portfolio's total outstanding shares.

Cushman Trust, c/o Cambrian Services, 358 Fifth Avenue, New York, NY 10001, owned 6% of such Portfolio's total outstanding shares.

Arnold E. Bellowe & Jill I. Bellowe, Rev Tr Dtd 12/26/94, 915 Park Lane, Montecito, CA 93108-1421, owned 5% of such Portfolio's total outstanding shares.

SMALL CAP VALUE EQUITY PORTFOLIO: Morgan Stanley & Co. Pension Fund, c/o U.S. Trust Company of New York, 770 Broadway Street, New York, NY 10003, owned 12% of such Portfolio's total outstanding shares.

U.S. REAL ESTATE PORTFOLIO: European Patent Organization Pension Reserve Fund, Erhardtstrasse 27 Munich, Germany 80298, owned 6% of such Portfolio's total outstanding shares.

Kinghugh S.A., c/o Office of Directors, Chin Lan Building, 306 Tun Hwa Road, South Taipei, owned 6% of such Portfolio's total outstanding shares.

VALUE EQUITY PORTFOLIO: Northern Trust Company Trustee, FBO Morgan Stanley Profit Sharing Plan, P.O. Box 92956, Chicago, IL 60675, owned 16% of such Portfolio's total outstanding shares.

                             PERFORMANCE INFORMATION

     The Fund may from time to time quote various performance figures to illustrate the Portfolio's past performance.

     Performance quotations by investment companies are subject to rules adopted by the Commission, which require the use of standardized performance quotations. In the case of total return, non-standardized performance quotations may be furnished by the Fund but must be accompanied by certain standardized performance information computed as required by the Commission. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Fund to compute or express performance follows.

TOTAL RETURN

     From time to time the Portfolio may advertise total return. Total return figures are based on historical earnings and are not intended to indicate future performance. The average annual total return is determined by finding the average annual compounded rates of return over 1-, 5-, and 10-year periods (or over the life of the Portfolio) that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1-, 5-, and 10-year period (or over the life of the Portfolio) and the deduction of all applicable Fund expenses on an annual basis.

     The average annual compounded rates of return (unless otherwise noted) for the Portfolio for the one year period ended June 30, 1995 and for the period from inception through June 30, 1995 are as follows:


      NAME OF PORTFOLIO                          SINCE DATE
    AND DATE OF INCEPTION        ONE YEAR       OF INCEPTION
    ---------------------        --------       ------------
  Active Country Allocation
      January 17, 1992            [_____]       [_____]


______________

* Total return since inception.


These figures were calculated according to the following formula: P(1 + T)n =
ERV

where:

P    =    a hypothetical initial payment of $1,000

T    =    average annual total return

n    =    number of years


ERV  =    ending redeemable value of hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof).


COMPARISONS

     To help investors better evaluate how an investment in the Portfolio might satisfy their investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. The following publications may be used:

       (a) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. -- analyzes price, current yield, risk, total return and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

       (b) Financial publications: Business Week, Changing Times, Financial World, Forbes, Fortune, Money, Barron's, Consumer's Digest, Financial Times, Global Investor, Investor's Daily, Lipper Analytical Services, Inc., Morningstar, Inc., New York Times, Personal Investor, Wall Street Journal and Weisenberger Investment Companies Service -- publications that rate fund performance over specified time periods.

       (c) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Pierce, Fenner & Smith, Lehman Brothers and Bloomberg L.P.

       (d) Lipper -- Mutual Fund Performance Analysis and Lipper -- Fixed Income Fund Performance Analysis -- measures total return and average current yield for the mutual fund industry. Ranks individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

       (e) Mutual Fund Source Book, published by Morningstar, Inc. -- analyzes price, yield, risk and total return for equity funds.

       (f) Stocks, Bonds, Bills and Inflation, published by Hobson Associates -- historical measure of yield, price and total return for common and small company stock, long-term government bonds, U.S. Treasury bills and inflation.

       (g) Savings and Loan Historical Interest Rates -- as published in the U.S. Savings & Loan League Fact Book.

The following indices and averages may also be used:

       (a) Composite Indices -- 70% Standard & Poor's 500 Stock Index and 30% NASDAQ Industrial Index; 35% Standard & Poor's 500 Stock Index and 65% Salomon Brothers High Grade Bond Index; and 65% Standard & Poor's 500 Stock Index and 35% Salomon Brothers High Grade Bond Index.

       (b) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics -- a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

       (c) Donoghue's Money Fund Average -- an average of all major money market fund yields, published weekly for 7- and 30-day yields.

       (d) Dow Jones Composite Average or its component averages -- an unmanaged index composed of 30 blue-chip industrial corporation stocks (Dow Jones Industrial Average), 15 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

       (e) First Boston High Yield Index -- generally includes over 180 issues with an average maturity range of seven to ten years with a minimum capitalization of $100 million. All issues are individually trader-priced monthly.

       (f) First Boston Upper/Middle Tier High Yield Index -- an unmanaged index of bonds rated B to BBB.

       (g) Goldman Sachs 100 Convertible Bond Index -- currently includes 67 bonds and 33 preferred. The original list of names was generated by screening for convertible issues of 100 million or greater in market capitalization. The index is priced monthly.

       (h) IFC Global Total Return Composite Index -- an unmanaged index of common stocks which includes 18 developing countries in Latin America, East and South Asia, Europe, the Middle East and Africa (net of dividends reinvested).

       (i) Indata Balanced-Median Index -- an unmanaged index which includes an asset allocation of 5% cash, 42% bonds and 53% equity based on $52.7 billion in assets among 547 portfolios for the six months ended June 30, 1995. (assumes dividends reinvested).

       (j) Indata Equity-Median Stock Index -- an unmanaged index which includes an average asset allocation of 5% cash and 95% equity based on $364.7 billion in assets among 1,163 portfolios for the quarter ended June 30, 1995.

       (k) J.P. Morgan Emerging Markets Bond Index -- a market-weighted index composed of all Brady bonds outstanding which includes Argentina, Brazil, Mexico, Nigeria, the Philippines and Venezuela.

       (l) J.P. Morgan Traded Global Bond Index -- an unmanaged index of securities which includes Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, United Kingdom and the United States.

       (m) Lehman Brothers Aggregate Bond Index -- an unmanaged index made up of the Government/Corporate Index, the Mortgage-Backed Securities Index and the Asset-Backed Securities Index.

       (n) Lehman Brothers LONG-TERM Treasury Bond -- composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater.

       (o) Morgan Stanley Capital International Combined Far East Free ex Japan Index -- a market-capitalization weighted index comprising stocks in Hong Kong, Indonesia, Korea, Malaysia, Philippines, Singapore and Thailand. Korea is included in the MSCI Combined Far East Free ex Japan Index at 20% of its market capitalization.

       (p) Morgan Stanley Capital International EAFE Index -- an arithmetic, market value-weighted average of the performance of over 900 securities on the stock exchanges of countries in Europe, Australia and the Far East.

       (q) Morgan Stanley Capital International Europe Index -- an unmanaged index of common stocks which includes 14 countries throughout Europe.

       (r) Morgan Stanley Capital International Japan Index -- an unmanaged index of common stocks.

       (s) Morgan Stanley Capital International World Index -- an arithmetic, market value-weighted average of the performance of over 1,470 securities listed on the stock exchanges of countries in Europe, Australia, the Far East, Canada and the United States.

       (t) NASDAQ Industrial Index -- composed of more than 3,000 industrial issues. It is a value-weighted index calculated on price change only and does not include income.

       (u) The New York Stock Exchange composite or component indices -- unmanaged indices of all industrial, utilities, transportation and finance company stocks listed on the New York Stock Exchange.

       (v) Philadelphia Gold and Silver Index -- an unmanaged index comprised of seven leading companies involved in the mining of gold and silver.

       (w) Russell 2500 Index -- comprised of the bottom 500 stocks in the Russell 1000 Index which represents the universe of stocks from which most active money managers typically select; and all the stocks in the Russell 2000 Index. The largest security in the index has a market capitalization of approximately $1.3 billion.

       (x) Salomon Brothers GNMA Index -- includes pools of mortgages originated by private lenders and guaranteed by the mortgage pools of the Government National Association.

       (y) Salomon Brothers High Grade Corporate Bond Index -- consists of publicly issued, non-convertible corporate bonds rated AA or AAA. It a is value-weighted, total return index, including approximately 800 issues with maturities of 12 years or greater.

       (z) Salomon Brothers Broad Investment Grade Bond -- a market-weighted index that contains approximately 4700 individually priced investment grade corporate bonds rated BBB or better, U.S. Treasury/agency issues and mortgage pass-through securities.

       (aa) Standard & Poor's 500 Stock Index or its component indices -- unmanaged index composed of 400 industrial stocks, 40 financial stocks, 40 utilities company stocks and 20 transportation stocks. Comparisons of performance assume reinvestment of dividends.

       (bb) Wilshire 5000 Equity Index or its component indices -- represents the return on the market value of all common equity securities for which daily pricing is available. Comparisons of performance assume reinvestment of dividends.

       (cc) Morgan Stanley Capital International Emerging Markets Global Latin American Index -- an unmanaged, arithmetic market value-weighted average of the performance of over 196 securities on the stock exchanges of Argentina, Brazil, Chile, Colombia, Mexico, Peru and Venezuela (Assumes reinvestment of dividends).


       (dd) National Association of Real Estate Investment Trusts (NAREIT) Index -- an unmanaged market weighted index of tax qualified REITs (excluding healthcare REITs) listed on the New York Stock Exchange, American Stock Exchange and the NASDAQ National Market System including dividends.

       (ee) The Lehman 7 Year Municipal Bond Index -- an unmanaged index which consists of investment grade bonds with maturities between 6-8 years rated Baa or better. All bonds have been taken from deals done within the last 5 years, with assets of $50 million or larger.

       (ff) EMBI+ -- expanding on the EMBI, which includes only Bradys, the EMBI+ includes a broader group of Brady Bonds, loans, Eurobonds
               and U.S. Dollar local markets instruments.   A more
               comprehensive benchmark than eMBI, the EMBI+ covers 49 instruments from 14 countries. At $96 billion, its market cap is nearly 50% higher than the EMBI's. The EMBI+ is not, however, intended to replace the EMBI but rather to complement it. The EMBI continues to represent the most liquid, most easily traded segment of the market, while the EMBI+ represents the broader market, including more of the assets that investors typically hold in their portfolios. Both of these indices are published daily.

       (gg) Morgan Stanley Capital International Latin America Global Index -- a broad based market cap weighted composite index covering at least 50% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela (assumes dividends reinvested).

       (hh) Lipper Capital Appreciation Index -- a composite of mutual funds managed for maximum capital gains.

       (ii)    NASDAQ Composite Index -- an unmanaged index of common stocks.

     In assessing such comparisons of performance an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Fund to calculate its futures. In addition, there can be no assurance that the Fund will continue this performance as compared to such other averages.


                               GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund's Articles of Incorporation, as supplemented, permit the Directors to issue 34,000,000,000 shares of common stock, par value $.001 per share, from an unlimited number of classes ("portfolios") of shares. Currently the Fund consists of shares of twenty-seven portfolios (China Growth, Mortgage-Backed Securities and MicroCap Portfolios are not currently offering shares).

     The shares of each portfolio of the Fund are fully paid and nonassessable, and have no preference as to conversion, exchange, dividends, retirement or other features. The shares of each portfolio of the Fund have no pre-emptive rights. The shares of the Fund have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his name on the books of the Fund.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     The Fund's policy is to distribute annually substantially all of the Portfolio's net investment income, if any. The Fund may also distribute any net realized capital gains in the amount and at the times that will avoid both income (including taxable gains) taxes on it and the imposition of the federal excise tax on income and capital gains (see discussion under "Taxes" in this Statement of Additional Information). However, the Fund may also choose to retain net realized capital gains and pay taxes on such gains. The amounts of any income dividends or capital gains distributions cannot be predicted.

     Any dividend or distribution paid shortly after the purchase of shares of the Portfolio by an investor may have the effect of reducing the per share net asset value of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes for shareholders subject to tax as set forth herein and in the Prospectus.

     As set forth in the Prospectus, unless the shareholder elects otherwise in writing, all dividends and capital gains distributions are automatically received in additional shares of the Portfolio at net asset value (as of the business day following the record date). This automatic reinvestment of dividends and distributions will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected.

CUSTODY ARRANGEMENTS

     Chase serves as the Fund's domestic custodian. Chase is not affiliated with Morgan Stanley & Co. Incorporated. Morgan Stanley Trust Company, Brooklyn, NY, acts as the Fund's custodian for foreign assets held outside the United States and employs subcustodians who were approved by the Directors of the Fund in accordance with Rule 17f-5 adopted by the Commission under the 1940 Act. Morgan Stanley Trust Company is an affiliate of Morgan Stanley & Co. Incorporated. In the selection of foreign subcustodians, the Directors consider a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Fund, and the reputation of the institution in the particular country or region.


                      DESCRIPTION OF SECURITIES AND RATINGS

I.  DESCRIPTION OF COMMERCIAL PAPER AND BOND RATINGS

     EXCERPTS FROM MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") DESCRIPTION OF BOND RATINGS: Aaa - Bonds which are rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contact over any long period of time may be small. Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     EXCERPTS FROM STANDARD & POOR'S CORPORATION ("S&P") DESCRIPTION OF BOND
RATINGS: AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation and indicate an extremely strong capacity to pay principal and interest. AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree. A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories. BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. C - The rating C is reserved for income bonds on which no interest is being paid. D - Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

     DESCRIPTION OF MOODY'S RATINGS OF STATE AND MUNICIPAL NOTES: Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). Symbols used are as follows:
MIG-1 -- best quality, enjoying strong protection from established cash flows of funds for their servicing or from established broad-based access to the market for refinancing, or both; MIG-2 -- high quality with margins of protection ample although not so large as in the preceding group; MIG-3 - favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades.

     DESCRIPTION OF MOODY'S HIGHEST COMMERCIAL PAPER RATING: Prime-1 ("P1") -- Judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk.

     EXCERPT FROM S&P'S RATING OF MUNICIPAL NOTE ISSUES: S-1+ -- very strong capacity to pay principal and interest; SP-2 -- strong capacity to pay principal and interest.

     DESCRIPTION OF S&P'S HIGHEST COMMERCIAL PAPER RATINGS: A-1+ -- this designation indicates the degree of safety regarding timely payment is overwhelming. A-1 -- this designation indicates the degree of safety regarding timely payment is very strong.

II.  DESCRIPTION OF U.S. GOVERNMENT SECURITIES

     The term "U.S. Government securities" refers to a variety of securities which are issued or guaranteed by the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government.

     U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. Agencies which are backed by the full faith and credit of the United States include the Export-Import Bank, Farmers Home Administration, Federal Financing Bank, and others. Certain agencies and instrumentalities, such as the Government National Mortgage Associates, are, in effect, backed by the full faith and credit of the United States through provisions in their charters that they may make "indefinite and unlimited" drawings on the Treasury, if needed to service debt. Debt from certain other agencies and instrumentalities, including the Federal Home Loan Bank and Federal National Mortgage Association, are not guaranteed by the United States, but those institutions are protected by the discretionary authority for the U.S. Treasury to purchase certain amounts of their securities to assist the institution in meeting its debt obligations. However, the U.S. Treasury has no lawful obligation to assume the financial liabilities of these agencies or others. Finally, other agencies and instrumentalities, such as the Farm Credit System and the Federal Home Loan Mortgage Corporation, are federally chartered institutions under Government supervision, but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

     Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home
Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and the Tennessee Valley Authority.

     An instrumentality of the U.S. Government is a Government agency organized under Federal charter with Government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Immediate Credit Banks, and the Federal National Mortgage Association.

III.  FOREIGN INVESTMENTS

     The Portfolio may invest in securities of foreign issuers. Investors should recognize that investing in such foreign securities involves certain special considerations which are not typically associated with investing in U.S. issuers. For a description of the effect on the Portfolio of currency exchange rate fluctuation, see "Investment Objectives and Policies -- Forward Foreign Currency Exchange Contracts" above. As foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards and may have policies that are not comparable to those of domestic issuers, there may be less information available about certain foreign companies than about domestic issuers. Securities of some foreign issuers are generally less liquid and more volatile than securities of comparable domestic issuers. There is generally less government supervision and regulation of stock exchanges, brokers and listed issuers than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Foreign securities not listed on a recognized domestic or foreign exchange are regarded as not readily marketable and therefore such investments will be limited to 15% of the Portfolio's net asset value at the time of purchase.

     Although the Portfolio will endeavor to achieve the most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges.

     Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries. It is not expected that the Portfolio or its shareholders would be able to claim a credit for U.S. tax purposes with respect to any such foreign taxes. However, these foreign withholding taxes may not have a significant impact on the Portfolio, because the Portfolio's investment objective is to seek long-term capital appreciation and any dividend or interest income should be considered incidental.


                              FINANCIAL STATEMENTS

The following are (i) the audited financial statements for the fiscal year ended December 31, 1994 and the Report of Price Waterhouse LLP, independent accountants, dated February 17, 1995 (the "December 1994 Statements and Report") relating to the financial statements and financial highlights of each of the portfolios except for the Municipal Bond, Mortgage-Backed Securities, China Growth, U.S. Real Estate, Latin American, MicroCap and Aggressive Equity Portfolios, which had not commenced operation as of December 31, 1994; and (ii) the unaudited financial statements for the six-month period ended June 30, 1995 relating to the financial statements and financial highlights of each of the portfolios except for the Mortgage-Backed Securities, China Growth and MicroCap Portfolios, which had not commenced operation as of June 30, 1995 (the "June 1995 Statements").

The December 1994 Statements and Report and the June 1995 Statements included in the Statement of Additional Information filed as part of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Fund (File No. 33-23166) filed with the Securities and Exchange Commission via EDGAR on October 13, 1995 (Accession No. 0000912057-008594) are hereby incorporated by reference as if set forth in full herein.

                                     PART C

                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                                OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENT AND EXHIBITS
------------------------------------------

     (A)  FINANCIAL STATEMENTS
          --------------------

      1.  INCLUDED IN PART A (PROSPECTUSES)

          The Registrant's audited financial highlights for the Money Market, Municipal Money Market, Emerging Growth, Equity Growth, Value Equity, Small Cap Value Equity, Balanced, Active Country Allocation, Global Equity, International Equity, International Small Cap, European Equity, Asian Equity, Emerging Markets, Gold, Japanese Equity, Emerging Markets Debt, Fixed Income, Global Fixed Income and High Yield Portfolios, respectively, for the fiscal year ended December 31, 1994, are included in the prospectuses of the foregoing portfolios which were filed with the SEC as set forth in Part A and are incorporated herein by reference. The Fund's Municipal Bond, Mortgage-Backed Securities, Latin American, China Growth, U.S. Real Estate, Aggressive Equity and MicroCap Portfolios were not operational as of December 31, 1994. Accordingly, no audited financial highlights are included in the respective prospectus of each of the foregoing portfolios.

          The Registrant's unaudited financial highlights for such portfolios, except the Active Country Allocation Portfolio, and for the Municipal Bond, Latin American, U.S. Real Estate and Aggressive Equity Portfolios, respectively, for periods of up to six months ended
          June 30, 1995, are included in the prospectuses of the foregoing portfolios which were filed with the SEC as set in Part A and are incorporated herein by reference. The Registrant's unaudited financial highlights for the Active Country Allocation Portfolio for the six-month period ended June 30, 1995 are filed herewith. The Fund's Mortgage-Backed Securities, China Growth and MicroCap Portfolios were not operational as of June 30, 1995. Accordingly, no unaudited financial highlights are included in the respective prospectus of each of the foregoing portfolios.

      2.  INCLUDED IN PART B (STATEMENTS OF ADDITIONAL INFORMATION)

          The Registrant's audited financial statements for the Money Market, Municipal Money Market, Emerging Growth, Equity Growth, Value
          Equity, Small Cap Value Equity, Balanced, Active Country Allocation, Global Equity, International Equity, International Small Cap,
          European Equity, Asian Equity, Emerging Markets, Gold, Japanese Equity, Emerging Markets Debt, Fixed Income, Global Fixed Income and High Yield Portfolios, respectively, for the fiscal year ended December 31, 1994, including Price Waterhouse LLP's report thereon, are included in the Statements of Additional Information relating to the foregoing portfolios which were filed with the SEC set forth in Part A (the "October, 1995 SAIs") and are incorporated by reference into Part B for the Active Country Allocation Portfolio filed herewith (the "Active Country SAI"). Included in such financial statements are the following:

          1.   Report of Independent Accountants

          2.   Statement of Net Assets and Liabilities at December 31, 1994

          3.   Statement of Operations for the period ended December 31, 1994

          4. Statement of Changes in Net Assets for the respective periods presented ended in the two year period ended December 31, 1994

          5. Financial Highlights for the respective periods presented ended in the five year period ended December 31, 1994

          6.   Notes to Financial Statements

          The Fund's Municipal Bond, Mortgage-Backed Securities, Latin American, China Growth, U.S. Real Estate, Aggressive Equity and MicroCap Portfolios were not operational as of December 31, 1994. Accordingly, no audited financial statements are included in the respective Part B of each of the foregoing portfolios.

          Registrant's unaudited financial statements for the Money Market, Municipal Money Market, Emergency Growth, Equity Growth, Value Equity, Small Cap Value Equity, Balanced, Active County Allocation, Global Equity, Asian Equity, Emerging Markets, Gold, Japanese Equity, Emerging Markets Debt, Fixed Income, Global First Income, High Yield, Municipal Bond, Latin American, Aggressive Equity and U.S. Real Estate Portfolios, respectively, for the six-month or other period ended June 30, 1995 are included in the October, 1995 SAIs and are incorporated by reference into the Active County SAI. Included in such financial statements are the following:

          1.   Statement of Net Assets at June 30, 1995 (unaudited)

          2. Statement of Operations for the periods ended June 30, 1995 (unaudited)

          3.   Statement of Changes in Net Assets (unaudited)

          4. Financial Highlights for the respective periods from commencement of operations through June 30, 1995 (unaudited)

          5.   Notes to Financial Statements

          The Fund's Mortgage-Backed Securities, China Growth and MicroCap Portfolios were not operational as of June 30, 1995. Accordingly, no unaudited financial statements are included in the respective Part B of each of the foregoing portfolios.

     (B)  EXHIBITS
          --------

     1 Articles of Amendment and Restatement are incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on October 13, 1995.

     2 Amended and Restated By-laws are incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     3    Not Applicable.

     4 Registrant's Form of Specimen Security was previously filed and is incorporated herein by reference.

     5    (a)  Investment Advisory Agreement between Registrant and Morgan
               Stanley Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (b) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding Registrant's Equity, Balanced and Fixed Income Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-
               5624), as filed with the SEC via EDGAR on August 1, 1995.

          (c) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Global Equity, Global Fixed Income, European Equity and Equity Growth Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (d) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Asian Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (e) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Active Country Allocation Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (f) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets, High Yield and International Small Cap Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (g) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Small Cap Value Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (h) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets Debt, Mortgage-Backed Securities, Municipal Bond and Japanese Equity Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (i) Sub-Advisory Agreement among Registrant, Morgan Stanley Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (j) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the China Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (k) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Latin American Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (l) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Contrarian Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (m) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the Aggressive Equity and U.S. Real Estate Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-
               5624), as filed with the SEC via EDGAR on August 1, 1995.

          (n) Supplement to Investment Advisory Agreement between Registrant and Morgan Stanley Asset Management Inc. (adding the MicroCap Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     6    (a)  Distribution Agreement between Registrant and Morgan Stanley &
               Co. Incorporated is incorporated by reference to Post-Effective
               Amendment No. 25 to the Registrant's Registration Statement on
               Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the
               SEC via EDGAR on August 1, 1995.

          (b) Form of Supplement to Distribution Agreement between Registrant and Morgan Stanley & Co. Incorporated, filed herewith.

     8    (a)  Mutual Fund Custody Agreement (Domestic Custody Agreement)
               between Registrant and United States Trust Company of New York dated March 10, 1994 is incorporated by reference to Post-
               Effective Amendment No. 25 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (b) Registrant's Custody Agreement (International), dated July 31, 1989, as amended on ____________, 1995 is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-
               5624), as filed with the SEC via EDGAR on August 1, 1995.

     9    (a)  Administration Agreement between Registrant and Morgan Stanley
               Asset Management Inc. (the "MSAM Administration Agreement") is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
               33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

          (b) U.S. Trust Administration Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-
               5624), as filed with the SEC via EDGAR on August 1, 1995.

     10 Opinion of Counsel is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     11   Consent of Independent Accountants, filed herewith.

     13 Purchase Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


     15 Form of Plan of Distribution Pursuant to Rule 12b-1 for Class B Shares (the "Class B Plan") of the Active Country Allocation Portfolio, filed herewith. The following Class B Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class B Plans differ from the Class B Plan filed herewith only in references to the portfolio to which the Class B Plan relates: Fixed Income, Global Fixed Income, Municipal Bond, Mortgage-Backed Securities, High Yield, Money Market, Municipal Money Market, Small Cap Value Equity, Value Equity, Balanced, Gold, Global Equity, International Equity, International Small Cap, Asian Equity, European Equity, Japanese Equity, Latin American, Emerging Markets, Emerging Markets Debt, China Growth, Equity Growth, Emerging Growth, MicroCap, Aggressive Equity and U.S. Real Estate Portfolios.

     16 Schedule of Computation of Performance Information is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


     19   Registrant's Rule 18F-3 Multiple Class Plan, filed herewith.

     24 Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

     27 Financial Data Schedules for the six-month or other period ended June 30, 1995 for Registrant's portfolios in operation during such periods (See Item 24(A)), filed herewith.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          Registrant is not controlled by or under common control with any person.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES (ON SEPTEMBER 25, 1995)

          Active Country Allocation Portfolio. . . . . . . . . .        170
          Aggressive Equity Portfolio. . . . . . . . . . . . . .        114
          Asian Equity Portfolio . . . . . . . . . . . . . . . .        925
          Balanced Portfolio . . . . . . . . . . . . . . . . . .        116
          Emerging Growth Portfolio. . . . . . . . . . . . . . .        693
          Emerging Markets Portfolio . . . . . . . . . . . . . .      1,209
          Equity Growth Portfolio. . . . . . . . . . . . . . . .        530
          Fixed Income Portfolio . . . . . . . . . . . . . . . .        334
          Global Equity Portfolio. . . . . . . . . . . . . . . .        056
          Global Fixed Income Portfolio. . . . . . . . . . . . .        135
          High Yield Portfolio . . . . . . . . . . . . . . . . .        400
          International Equity Portfolio . . . . . . . . . . . .        418
          International Small Cap Portfolio. . . . . . . . . . .        167
          Latin American Portfolio . . . . . . . . . . . . . . .        388
          Money Market Portfolio . . . . . . . . . . . . . . . .        283
          Municipal Money Market Portfolio . . . . . . . . . . .        195
          Small Cap Value Equity Portfolio . . . . . . . . . . .        446
          U.S. Real Estate Portfolio . . . . . . . . . . . . . .        420
          Value Equity Portfolio . . . . . . . . . . . . . . . .        488
          European Equity Portfolio. . . . . . . . . . . . . . .        493
          Municipal Bond Portfolio . . . . . . . . . . . . . . .        101
          Mortgage-Backed Securities Portfolio . . . . . . . . .          0
          Japanese Equity Portfolio. . . . . . . . . . . . . . .        558
          Emerging Markets Debt Portfolio. . . . . . . . . . . .        589
          Gold Portfolio . . . . . . . . . . . . . . . . . . . .        065
          China Growth Portfolio . . . . . . . . . . . . . . . .          0
          MicroCap Portfolio . . . . . . . . . . . . . . . . . .          0

ITEM 27.  INDEMNIFICATION

          Reference is made to Article TEN of the Registrant's Articles of Incorporation. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS WITH INVESTMENT ADVISER

          Reference is made to the caption "The Investment Adviser" in the Prospectus constituting Part A of this Registration Statement and "Investment Advisory Services" in Part B of the Registration Statement.

Listed below are the officers and Directors of Morgan Stanley Asset Management Inc. ("MSAM"). The information as to any other business, profession, vocation, or employment of substantial nature engaged in by the Chairman, President and Directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form ADV filed by MSAM pursuant to the Advisers Act (SEC File No. 801-15757).

          Barton M. Biggs, Chairman and Director
          Peter A. Nadosy, President, Director and Managing Director
          James M. Allwin, Chief Operating Officer and Managing Director
          F. Dominic Caldecott, Managing Director (MSAM), - UK
          A. Macdonald Caputo, Managing Director
          Ean Wah Chin, Managing Director (MSAM) and Vice President - Singapore Garry B. Crowder, Managing Director and Vice President
          Michael A. Crowe, Managing Director and Vice President
          Madhav Dhar, Vice President and Managing Director
          Kurt A. Feuerman, Managing Director
          Gordon S. Gray, Vice President, Managing Director and Director
          Gary D. Latainer, Managing Director
          Dennis G. Sherva, Vice President, Managing Director and Director Richard G. Woolworth, Jr., Vice President and Managing Director Richard B. Fisher, Director
          Donald H. McAllister, Director
          Robert E. Angevine, Vice President and Principal
          Gerald P. Barth, Vice President and Principal
          S. Nicoll Benjamin, Jr., Vice President
          Josephine M. Glass, Vice President
          Richard S. Brody, Vice President
          Terence P. Carmichael, Vice President and Principal
          Mary T. Coughlin, Vice President
          Eileen F. Cresham, Vice President and Principal
          Pierre J. deVegh, Vice President
          Abigail J. Feder, Vice President
          Robert P. Follert, Vice President
          George W. Gardner, Vice President
          Geoffrey C. Getman, Vice President
          James W. Grisham, Vice President and Principal
          Perry E. Hall, II, Vice President and Principal
          Bruce S. Ives, Vice President and Principal
          Paul J. Jackson, Vice President
          Margaret A. Kinsley, Vice President and Principal
          John D. Knox, Vice President
          Christopher A. H. Lewis, Vice President
          Marianne J. Lippmann, Vice President and Principal

          Gary J. Mangino, Vice President and Principal
          Winslow M. Marston, Vice President
          Walter Maynard, Jr., Vice President and Principal
          Amr M. Nosseir, Vice President
          Warren J. Olsen, Vice President and Principal
          Anthony J. Pesce, Vice President
          Christopher G. Petrow, Vice President and Principal Robin H. Prince, Vice President
          Gail H. Reeke, Vice President and Principal
          Thomas A. Rorro, Vice President
          Bruce R. Sandberg, Vice President and Principal
          Vinod R. Sethi, Vice President and Principal
          Steven C. Sexauer, Vice President and Principal
          Kim I. Spellman, Vice President
          Joseph P. Stadler, Vice President
          Kenneth E. Tanaka, Vice President
          Susan I. Tuomi, Vice President
          Philip W. Warner, Vice President and Principal
          Philip W. Winters, Vice President and Principal
          Alford E. Zick, Jr., Vice President and Principal Marshall T. Bassett, Vice President
          Jeffrey G. Boudy, Vice President
          L. Kenneth Brooks, Vice President
          Andrew C. Brown, Vice President (MSAM) - UK
          Frances Campion, Vice President (MSAM) - UK
          Carl Kuo-Wei Chien, Vice President (MSAM) - Hong Kong Lori A. Cohane, Vice President
          James Colmenares, Vice President
          Kate Cornish-Bowden, Vice President (MSAM) - UK
          Bertrand Le PanDe Ligny, Vice President (MSAM) - UK Christine H. du Bois, Vice President
          Raye L. Dube, Vice President
          Maureen A. Grover, Vice President
          Kenneth R. Holley, Vice President
          Nan B. Levy, Vice President
          Valerie Y. Lewis, Vice President
          Gordon W. Loery, Vice President
          Yvonne Longley, Vice President (MSAM) - UK
          Jeffrey Margolis, Vice President
          Paula J. Morgan, Vice President (MSAM) - UK
          Clare K. Mutone, Vice President
          Martin O. Pearce, Vice President (MSAM) - UK
          Alexander A. Pena, Vice President
          David J. Polansky, Vice President
          Denise Saber, Vice President (MSAM) - UK
          Michael James Smith, Vice President (MSAM) - UK Christian K. Stadlinger, Vice President
          Catherine Steinhardt, Vice President
          Kunihiko Sugio, Vice President (MSAM) - Tokyo
          Joseph Y.S. Tern, Vice President (MSAM) - Singapore
          Ann D. Thivierge, Vice President
          Richard Boon Hwee Toh, Vice President (MSAM) - Singapore

          K.N. Vaidyanathan, Vice President (MSAM) - Bombay
          Kevin V. Wasp, Vice President
          Warren Ackerman, III, Principal
          John R. Alkire, Principal (MSAM) - Tokyo
          Francine J. Bovich, Principal
          Stuart J.M. Breslow, Principal
          Arthur Certosimo, Principal
          James K.K. Cheno, Principal (MSAM) - Singapore
          Stephen C. Cordy, Principal
          Jacqueline A. Day, Principal (MSAM) - UK
          Paul B. Ghaffari, Principal
          Marianne Laing Hay, Principal (MSAM) - UK
          Kathryn Jonas Kasanoff, Principal
          Debra A.F. Kushma, Principal
          M. Paul Martin, Principal
          Robert L. Meyer, Principal
          Margaret P. Naylor, Principal (MSAM) - UK
          Russell C. Platt, Principal
          Christine T. Reilly, Principal
          Robert A. Sargent, Principal (MSAM) - UK
          Harold J. Schaaff, Jr., Secretary, Principal and General Counsel Kiat Seng Seah, Principal (MSAM) - Singapore
          Robert M. Smith, Principal
          Charles B. Hintz, Treasurer
          Madeline Diaz, Assistant Secretary
          Madeline D. Barkhorn, Assistant Secretary
          Charlene R. Herzer, Assistant Secretary


          In addition, MSAM acts as investment adviser to the following registered investment companies: American Advantage International Equity Fund; The Brazilian Investment Fund, Inc.; certain portfolios of The Enterprise Group of Funds, Inc.; Fountain Square International Equity Fund; General American Capital Co.; The Latin American Discovery Fund, Inc., certain portfolios of The Legends Fund, Inc.; The Malaysia Fund, Inc.; Morgan Stanley Africa Investment Fund, Inc.; Morgan Stanley Asia-Pacific Fund, Inc.; Morgan Stanley Emerging Markets Debt Fund, Inc.; Morgan Stanley Emerging Markets Fund, Inc.; all funds of the Morgan Stanley Fund, Inc.; Morgan Stanley Global Opportunity Bond Fund, Inc.; The Morgan Stanley High Yield Fund, Inc.; Morgan Stanley India Investment Fund, Inc.; The Pakistan Investment Fund, Inc.; PCS Cash Fund, Inc.; SEI Institutional Managed Trust - Balanced Portfolio; The Thai Fund, Inc. and The Turkish Investment Fund, Inc.


ITEM 29.  PRINCIPAL UNDERWRITERS

          Morgan Stanley & Co. Incorporated ("MS&Co.") is distributor for Morgan Stanley Institutional Fund, Inc., Morgan Stanley Fund, Inc., and PCS Cash Fund, Inc. The information required by this Item 29 with respect to each Director and officer of MS&Co. is incorporated by reference to Schedule A of Form BD filed by MS&Co. pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-15869).


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

          The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940 and the rules promulgated thereunder are maintained in the physical possession of the Registrant; Registrant's Transfer Agent, Chase Global Funds Service Company, formerly Mutual Funds Service Company, P.O. Box 2798, Boston, Massachusetts 02208-2798; MSAM; MS&Co.; and the Registrant's custodian banks, including sub-custodians.

ITEM 31.  MANAGEMENT SERVICES

          The Registrant has a Service Agreement with The Chase Manhattan Bank, N.A., successor in interest to United States Trust Company of New York, which was filed as Exhibit No. 9(b) to Post-Effective Amendment No. 25 to the Fund's Registration Statement and is incorporated herein by reference.


ITEM 32.  UNDERTAKINGS

          1. Registrant hereby undertakes that whenever a Shareholder or Shareholders who meet the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of his or their desire to communicate with other Shareholders of the Fund, the Directors will inform such Shareholder(s) as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

          2. Registrant hereby undertakes to file a post-effective amendment containing reasonably current financial statements, which need not be certified, for the MicroCap Portfolio within four to six months of the effective date of Post-Effective Amendment No. 25 or the commencement of operations, whichever is later.

                                   SIGNATURES


          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on November 1, 1995.

                                MORGAN STANLEY INSTITUTIONAL FUND, INC.

                                     By:   /s/ Warren J. Olsen
                                          --------------------
                                          Warren J. Olsen
                                          PRESIDENT AND DIRECTOR

          Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                         TITLE                        DATE
---------                         -----                        ----
/s/ Warren J. Olsen               Director, President          November 1, 1995
----------------------------      (Principal Executive
Warren J. Olsen                   Officer)

*/s/ Barton M. Biggs              Director (Chairman)          November 1, 1995
----------------------------
Barton M. Biggs

*/s/ Fergus Reid                  Director                     November 1, 1995
----------------------------
Fergus Reid

*/s/ Frederick O. Robertshaw      Director                     November 1, 1995
----------------------------
Frederick O. Robertshaw

*/s/ Andrew McNally IV            Director                     November 1, 1995
----------------------------
Andrew McNally IV

*/s/ John D. Barrett II           Director                     November 1, 1995
----------------------------
John D. Barrett II

*/s/ Gerard E. Jones              Director                     November 1, 1995
----------------------------
Gerard E. Jones

*/s/ Samuel T. Reeves             Director                     November 1, 1995
----------------------------
Samuel T. Reeves

*/s/ Frederick B. Whittemore      Director                     November 1, 1995
----------------------------
Frederick B. Whittemore

*/s/ James R. Rooney              Treasurer                    November 1, 1995
----------------------------      (Principal Accounting
James R. Rooney                   Officer)


*By: /s/ Warren J. Olsen
     -----------------------
     Warren J. Olsen
     Attorney-In-Fact


                                  EXHIBIT INDEX

EDGAR
EXHIBIT
NUMBER                   DESCRIPTION


EX-99.B    1   Articles of Amendment and Restatement are incorporated by
               reference to Post-Effective Amendment No. 26 to the Registrant's
               Registration Statement on Form N-1A (File Nos. 33-23166 and
               811-5624), as filed with the SEC via EDGAR on October 13, 1995.

EX-99.B    2   Amended and Restated By-laws are incorporated by reference to
               Post-Effective Amendment No. 25 to the Registrant's Registration
               Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    4   Registrant's Form of Specimen Security was previously filed and is incorporated herein by reference.

EX-99.B    5   (a)  Investment Advisory Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (b)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding
                    Registrant's Equity, Balanced and Fixed Income Portfolios) is incorporated by reference to Post-Effective Amendment No.
                    25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

EX-99.B    5   (c)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Global Equity, Global Fixed Income, European Equity and
                    Equity Growth Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (d)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Asian Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (e)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Active Country Allocation Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (f)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets, High Yield and International Small Cap
                    Portfolios) is incorporated by reference to Post-Effective
                    Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (g)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Small Cap Value Equity Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (h)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Emerging Markets Debt, Mortgage-Backed Securities,
                    Municipal Bond and Japanese Equity Portfolios) is incorporated by reference to Post-Effective Amendment No.
                    25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.

EX-99.B    5   (i)  Sub-Advisory Agreement among Registrant, Morgan Stanley
                    Asset Management Inc. and Sun Valley Gold Company (with respect to the Gold Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (j)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the China Growth Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (k)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Latin American Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (l)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Contrarian Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (m)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management Inc. (adding the Aggressive Equity and U.S. Real Estate Portfolios) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    5   (n)  Supplement to Investment Advisory Agreement between
                    Registrant and Morgan Stanley Asset Management, Inc. (adding the MicroCap Portfolio) is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    6   (a)  Distribution Agreement between Registrant and Morgan Stanley
                    & Co. Incorporated is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


EX-99.B    6   (b)  Form of Supplement to Distribution Agreement between
                    Registrant and Morgan Stanley & Co. Incorporated, filed herewith.


EX-99.B    8   (a)  Mutual Fund Custody Agreement (Domestic Custody Agreement)
                    between Registrant and United States Trust Company of New
                    York dated March 10, 1994 is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's
                    Registration Statement on Form N-1A (File Nos. 33-23166 and
                    811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    8   (b)  Registrant's Custody Agreement (International), dated July
                    31, 1989, as amended on _____________, 1995 is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B    9   (a)  Administration Agreement between Registrant and Morgan
                    Stanley Asset Management Inc. (the "MSAM Administration
                    Agreement") is incorporated by reference to Post-Effective
                    Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B   9    (b)  U.S. Trust Administration Agreement is incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos.
                    33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B   10        Opinion of Counsel is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B   11        Consent of Independent Accountants, filed herewith.

EX-99.B   13        Purchase Agreement is incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.


EX-99.B   15        Form of Plan Distribution Pursuant to Rule 12b-1 for Class B
                    Shares (the "Class B Plan") of the Active Country Allocation
                    Portfolio, filed herewith. The following Class B Plans have been omitted because they are substantially identical to the one filed herewith. The omitted Class B Plans differ from the Class B Plan filed herewith only in references to the Portfolio to which the Class B Plan relates: Fixed Income,
                    Global Fixed Income, Municipal Bond, Mortgage-Backed
                    Securities, High Yield, Money Market, Municipal Money
                    Market, Small Cap Value Equity, Value Equity, Balanced,
                    Gold, Global Equity, International Equity, International
                    Small Cap, Asian Equity, European Equity, Japanese Equity,
                    Latin American, Emerging Markets, Emerging Markets Debt,
                    China Growth, Equity Growth, Emerging Growth, MicroCap,
                    Aggressive Equity and U.S. Real Estate Portfolios.

EX-99.B   16        Schedule of Computation of Performance Information is
                    incorporated by reference to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A
                    (File Nos. 33-23166 and 811-5624), as filed with the SEC via
                    EDGAR on August 1, 1995.


EX-99.B   19        Registrant's Rule 18F-3 Multiple Class Plan, filed
                    herewith.


EX-99.B   24        Powers of Attorney are incorporated by reference to Post-
                    Effective Amendment No. 25 to the Registrant's Registration
                    Statement on Form N-1A (File Nos. 33-23166 and 811-5624), as filed with the SEC via EDGAR on August 1, 1995.

EX-99.B   27        Financial Data Schedules for the six month of other period ended June 30,1995 for Registrant's portfolios in operation during such periods (See Item 24(A)), filed herewith.